UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23751

First American Funds Trust

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Brent G. Smith, 800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is included hereunder.

First American Government Obligations Fund
Class A | FAAXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.74%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V849

First American Government Obligations Fund
Class D | FGDXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V401

First American Government Obligations Fund
Class P | FPPXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.15%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V237

First American Government Obligations Fund
Class T | FTGXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V195

First American Government Obligations Fund
Class U | FGUXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class U	$12	0.12%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V211

First American Government Obligations Fund
Class V | FVIXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V443

First American Government Obligations Fund
Class X | FGXXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V336

First American Government Obligations Fund
Class Y | FGVXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V203

First American Government Obligations Fund
Class Z | FGZXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Government Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%
KEY FUND STATISTICS

Net Assets	$93,379,194,783
Number of Holdings	312
Net Advisory Fee	$82,040,087
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	42.6%
U.S. Treasury Debt	28.1%
U.S. Government Agency Debt	21.1%
U.S. Government Agency Repurchase Agreements	8.2%
Investment Companies	1.0%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Government Obligations Fund	PAGE 1	TSR-AR-31846V567

First American Institutional Prime Obligations Fund
Class T | FIUXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V732

First American Institutional Prime Obligations Fund
Class V | FPIXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V435

First American Institutional Prime Obligations Fund
Class Y | FAIXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V104

First American Institutional Prime Obligations Fund
Class Z | FPZXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Institutional Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$21	0.20%
KEY FUND STATISTICS

Net Assets	$1,218,300,985
Number of Holdings	46
Net Advisory Fee	$1,581,714
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	27.9%
U.S. Treasury Repurchase Agreements	24.6%
Financial Company Commercial Paper	18.8%
Non-Financial Company Commercial Paper	10.6%
Asset Backed Commercial Paper	10.3%
Non-Negotiable Time Deposits	9.4%
Variable Rate Demand Note	2.1%
Other Assets and Liabilities, Net	-3.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Institutional Prime Obligations Fund	PAGE 1	TSR-AR-31846V625

First American Retail Prime Obligations Fund
Class A | FAPXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%
KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V310

First American Retail Prime Obligations Fund
Class T | FEIXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V294

First American Retail Prime Obligations Fund
Class V | FPUXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.29%
KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V260

First American Retail Prime Obligations Fund
Class X | FXRXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V245

First American Retail Prime Obligations Fund
Class Y | FYRXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V286

First American Retail Prime Obligations Fund
Class Z | FZRXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Prime Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$21	0.20%
KEY FUND STATISTICS

Net Assets	$2,803,041,775
Number of Holdings	133
Net Advisory Fee	$2,965,653
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	28.7%
Financial Company Commercial Paper	19.2%
U.S. Treasury Repurchase Agreements	15.6%
Asset Backed Commercial Paper	15.5%
Non-Negotiable Time Deposits	9.3%
Non-Financial Company Commercial Paper	8.9%
Certificates of Deposit	4.3%
Other Instrument	0.3%
Other Assets and Liabilities, Net	-1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Prime Obligations Fund	PAGE 1	TSR-AR-31846V278

First American Retail Tax Free Obligations Fund
Class A | FTAXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.75%
KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V872

First American Retail Tax Free Obligations Fund
Class T | FTJXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V187

First American Retail Tax Free Obligations Fund
Class V | FHIXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$30	0.30%
KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V427

First American Retail Tax Free Obligations Fund
Class Y | FFCXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V864

First American Retail Tax Free Obligations Fund
Class Z | FTZXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.20%
KEY FUND STATISTICS

Net Assets	$371,710,739
Number of Holdings	41
Net Advisory Fee	$241,107
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	74.6%
Non-Financial Company Commercial Paper	17.7%
Other Municipal Securities	7.5%
Other Assets and Liabilities, Net	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Retail Tax Free Obligations Fund	PAGE 1	TSR-AR-31846V559

First American Treasury Obligations Fund
Class A | FATXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.66%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V880

First American Treasury Obligations Fund
Class D | FTDXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V302

First American Treasury Obligations Fund
Class P | FUPXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$16	0.16%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V229

First American Treasury Obligations Fund
Class T | FTTXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V179

First American Treasury Obligations Fund
Class V | FLIXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V419

First American Treasury Obligations Fund
Class X | FXFXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class X	$14	0.14%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V328

First American Treasury Obligations Fund
Class Y | FOCXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V807

First American Treasury Obligations Fund
Class Z | FUZXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American Treasury Obligations Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$18	0.18%
KEY FUND STATISTICS

Net Assets	$45,109,887,853
Number of Holdings	96
Net Advisory Fee	$48,007,355
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.8%
U.S. Treasury Debt	44.2%
Other Assets and Liabilities, Net	-1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American Treasury Obligations Fund	PAGE 1	TSR-AR-31846V542

First American US Treasury Money Market Fund
Class A | FOEXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.75%
KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V476

First American US Treasury Money Market Fund
Class D | FODXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$61	0.60%
KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V468

First American US Treasury Money Market Fund
Class T | FTKXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$41	0.40%
KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V161

First American US Treasury Money Market Fund
Class V | FUIXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class V	$31	0.30%
KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V393

First American US Treasury Money Market Fund
Class Y | FOYXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.45%
KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V534

First American US Treasury Money Market Fund
Class Z | FOZXX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the First American US Treasury Money Market Fund for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$21	0.20%
KEY FUND STATISTICS

Net Assets	$6,094,272,482
Number of Holdings	50
Net Advisory Fee	$5,156,617
WHAT DID THE FUND INVEST IN?

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	101.6%
Other Assets and Liabilities, Net	-1.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your U.S. Bancorp Asset Management documents not be householded, please contact U.S. Bancorp Asset Management at (800) 677-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by U.S. Bancorp Asset Management or your financial intermediary.
First American US Treasury Money Market Fund	PAGE 1	TSR-AR-31846V450

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics that apply to the registrant’s principal executive officer or principal financial officer. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David K. Baumgardner, James D. McDonald, Jennifer J. McPeek and P. Kelly Tompkins, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees – Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $346,846 in the fiscal year ended August 31, 2024 and $325,416 in the fiscal year ended August 31, 2023, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $1,900 in the fiscal year ended August 31, 2024 and $1,872 in the fiscal year ended August 31, 2023, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees – E&Y billed the registrant fees of $28,982 in the fiscal year ended August 31, 2024 and $27,872 in the fiscal year ended August 31, 2023, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees – E&Y billed the registrant for other services totaling $0 in the fiscal year ended August 31, 2024 and $0 in the fiscal year ended August 31, 2023.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	0.00% of the services described in paragraphs (b) through (d) of this item were approved by the Committee pursuant to the paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $2,102,500 in the fiscal year ended August 31, 2024 and $1,755,500 in the fiscal year ended August 31, 2023.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedule of investments is included as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

For Government Obligations, Treasury Obligations and U.S. Treasury Money Market – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at
$1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Retail Prime Obligations and Retail Tax Free Obligations – You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
For Institutional Prime Obligations – You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of First American Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of First American Funds Trust (“FAF”) (comprising Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund) (collectively referred to as the “Funds”), including the schedules of investments, as of August 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising First American Funds Trust at August 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of FAF’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to FAF in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. FAF is not required to have, nor were we engaged to perform, an audit of FAF’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of FAF’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the Funds since 1999.
Minneapolis, MN
October 25, 2024

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	1

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)

DESCRIPTION	PAR	VALUE
U.S. Treasury Debt — 28.1%
U.S. Treasury Bills
5.322%, 09/03/2024	$1,100,000	$ 1,099,679
5.315%, 09/10/2024	2,575,000	2,571,626
5.348%, 09/12/2024	555,000	554,105
5.307%, 09/17/2024	1,755,000	1,750,917
5.309%, 09/24/2024	1,620,000	1,614,580
5.312%, 10/01/2024	1,850,000	1,841,923
5.308%, 10/08/2024	640,000	636,556
5.247%, 10/15/2024	150,000	149,051
5.192%, 10/22/2024	400,000	397,098
5.176%, 10/24/2024	225,000	223,309
5.155%, 12/03/2024	960,000	947,391
5.046%, 12/10/2024	790,000	779,080
5.041%, 12/17/2024	150,000	147,783
5.214%, 12/19/2024	640,000	630,035
4.974%, 12/24/2024	175,000	172,281
5.012%, 12/26/2024	1,225,000	1,205,489
4.940%, 12/31/2024★	175,000	172,180
5.173%, 01/02/2025	310,000	304,596
5.155%, 01/09/2025	425,000	417,197
5.059%, 01/16/2025	1,000,000	981,011
5.010%, 01/23/2025	1,150,000	1,127,270
5.000%, 01/30/2025	670,000	656,140
4.882%, 02/13/2025	175,000	171,138
4.769%, 02/20/2025	450,000	439,888
4.830%, 03/06/2025★	400,000	390,595
U.S. Treasury Notes
0.625%, 10/15/2024	350,000	348,055
1.500%, 10/31/2024	225,000	223,608
2.250%, 11/15/2024	300,000	298,165
1.750%, 12/31/2024	570,000	564,341
2.250%, 12/31/2024	165,000	163,649
1.125%, 01/15/2025	250,000	246,720
1.375%, 01/31/2025	50,000	49,315
2.500%, 01/31/2025	400,000	396,291
1.125%, 02/28/2025	50,000	49,076
2.750%, 02/28/2025	725,000	717,515
4.625%, 02/28/2025	475,000	474,701
0.500%, 03/31/2025	125,000	121,873
3.875%, 03/31/2025	75,000	74,529
2.625%, 04/15/2025	400,000	394,248
2.875%, 04/30/2025	350,000	346,040
3.875%, 04/30/2025	125,000	123,964
2.125%, 05/15/2025	465,000	455,780
2.750%, 05/15/2025	300,000	295,342
0.250%, 06/30/2025	130,000	125,178
2.750%, 06/30/2025	365,000	358,277
3.000%, 07/15/2025	370,000	363,897
2.000%, 08/15/2025	100,000	97,409
5.214% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2025Δ	400,000	399,752

DESCRIPTION	PAR	VALUE
5.289% (3 Month U.S. Treasury Money Market Yield + 0.245%), 01/31/2026Δ	$75,000	$ 75,013
5.194% (3 Month U.S. Treasury Money Market Yield + 0.150%), 04/30/2026Δ	75,000	75,005
Total U.S. Treasury Debt (Cost $26,218,661)		26,218,661
U.S. Government Agency Debt — 21.1%
Fannie Mae
5.430% (SOFR + 0.100%), 06/18/2026Δ	50,000	50,000
5.450% (SOFR + 0.120%), 07/29/2026Δ	36,000	36,000
5.465% (SOFR + 0.135%), 08/21/2026Δ	127,000	127,000
Federal Farm Credit Bank
5.465% (SOFR + 0.135%), 09/05/2024Δ	70,000	70,000
5.405% (U.S. Federal Funds Effective Rate + 0.075%), 09/13/2024Δ	125,000	125,000
5.400% (U.S. Federal Funds Effective Rate + 0.070%), 09/16/2024Δ	50,000	50,000
5.420% (SOFR + 0.090%), 09/16/2024Δ	55,000	55,000
5.262%, 09/20/2024	100,000	99,726
4.250%, 09/26/2024	100,000	99,916
5.390% (SOFR + 0.060%), 09/26/2024Δ	20,000	19,999
5.400% (U.S. Federal Funds Effective Rate + 0.070%), 10/04/2024Δ	100,000	100,000
5.430% (SOFR + 0.100%), 10/07/2024Δ	50,000	50,000
5.470% (SOFR + 0.140%), 10/10/2024Δ	380,000	379,998
5.510% (SOFR + 0.180%), 10/16/2024Δ	160,000	160,007
5.490% (SOFR + 0.160%), 10/28/2024Δ	400,000	400,006
5.460% (SOFR + 0.130%), 11/01/2024Δ	60,000	60,000
5.470% (SOFR + 0.140%), 11/07/2024Δ	50,000	50,000
5.470% (U.S. Federal Funds Effective Rate + 0.140%), 11/14/2024Δ	50,000	50,000
5.440% (SOFR + 0.110%), 11/15/2024Δ	15,000	15,000
5.520% (SOFR + 0.190%), 11/25/2024Δ	158,000	158,012

The accompanying notes are an integral part of the financial statements.

2	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
U.S. Government Agency Debt — (Continued)
5.445% (SOFR + 0.115%), 12/03/2024Δ	$20,000	$ 20,000
5.530% (SOFR + 0.200%), 12/05/2024Δ	225,000	225,000
5.510% (U.S. Federal Funds Effective Rate + 0.180%), 12/16/2024Δ	50,000	50,000
5.510% (SOFR + 0.180%), 12/19/2024Δ	40,000	40,000
5.440% (SOFR + 0.110%), 12/26/2024Δ	100,000	100,000
5.510% (SOFR + 0.180%), 01/03/2025Δ	130,000	130,000
5.500% (U.S. Federal Funds Effective Rate + 0.170%), 01/06/2025Δ	75,000	75,000
5.450% (SOFR + 0.120%), 01/21/2025Δ	50,000	50,000
5.500% (SOFR + 0.170%), 01/23/2025Δ	25,000	25,000
5.430% (U.S. Federal Funds Effective Rate + 0.100%), 01/24/2025Δ	254,000	253,997
5.490% (SOFR + 0.160%), 01/30/2025Δ	30,000	30,000
5.430% (SOFR + 0.100%), 02/03/2025Δ	25,000	24,998
5.480% (U.S. Federal Funds Effective Rate + 0.150%), 02/03/2025Δ	90,000	90,000
5.455% (SOFR + 0.125%), 02/04/2025Δ	75,000	75,000
4.867%, 02/06/2025	100,000	97,893
5.440% (SOFR + 0.110%), 02/14/2025Δ	23,000	22,994
5.470% (SOFR + 0.140%), 02/26/2025Δ	150,000	150,007
5.455% (SOFR + 0.125%), 03/07/2025Δ	72,000	72,000
5.460% (SOFR + 0.130%), 03/10/2025Δ	80,000	80,000
5.440% (SOFR + 0.110%), 03/11/2025Δ	10,000	10,000
5.510% (SOFR + 0.180%), 03/20/2025Δ	50,000	50,000
5.455% (SOFR + 0.125%), 03/24/2025Δ	45,000	45,000
5.460% (SOFR + 0.130%), 04/10/2025Δ	50,000	50,004
5.450% (SOFR + 0.120%), 04/15/2025Δ	55,000	55,000
5.465% (SOFR + 0.135%), 04/21/2025Δ	43,000	43,000
5.475% (SOFR + 0.145%), 04/28/2025Δ	25,000	25,000

DESCRIPTION	PAR	VALUE
5.460% (U.S. Federal Funds Effective Rate + 0.130%), 05/02/2025Δ	$35,000	$ 35,000
5.465% (SOFR + 0.135%), 05/05/2025Δ	100,000	100,000
5.490% (SOFR + 0.160%), 05/15/2025Δ	25,000	25,000
5.485% (U.S. Federal Funds Effective Rate + 0.135%), 05/22/2025Δ	50,000	50,000
5.505% (U.S. Federal Funds Effective Rate + 0.175%), 05/23/2025Δ	50,000	50,000
5.500% (SOFR + 0.170%), 06/02/2025Δ	50,000	50,000
5.465% (SOFR + 0.135%), 06/03/2025Δ	25,000	25,000
5.485% (U.S. Federal Funds Effective Rate + 0.135%), 06/11/2025Δ	100,000	100,000
5.520% (U.S. Federal Funds Effective Rate + 0.190%), 06/20/2025Δ	50,000	50,000
5.470% (SOFR + 0.140%), 06/24/2025Δ	18,000	18,000
5.475% (SOFR + 0.145%), 06/27/2025Δ	50,000	50,000
5.490% (SOFR + 0.160%), 07/07/2025Δ	125,000	125,000
5.530% (U.S. Federal Funds Effective Rate + 0.180%), 07/07/2025Δ	50,000	50,000
5.475% (SOFR + 0.145%), 07/10/2025Δ	44,000	44,000
5.480% (SOFR + 0.150%), 07/11/2025Δ	125,000	124,999
5.505% (SOFR + 0.175%), 07/14/2025Δ	50,000	50,000
0.690%, 07/22/2025	20,000	19,287
5.495% (SOFR + 0.165%), 07/28/2025Δ	75,000	75,000
5.475% (SOFR + 0.145%), 07/30/2025Δ	45,000	45,000
5.490% (SOFR + 0.160%), 08/04/2025Δ	36,000	36,000
5.495% (SOFR + 0.165%), 08/04/2025Δ	250,000	250,000
5.495% (SOFR + 0.165%), 08/14/2025Δ	100,000	100,000
5.485% (SOFR + 0.155%), 08/18/2025Δ	70,000	70,000
5.390% (SOFR + 0.060%), 08/26/2025Δ	75,000	75,000
5.485% (SOFR + 0.155%), 09/05/2025Δ	25,000	25,000
5.495% (SOFR + 0.165%), 09/05/2025Δ	100,000	100,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	3

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
U.S. Government Agency Debt — (Continued)
5.480% (U.S. Federal Funds Effective Rate + 0.130%), 09/15/2025Δ	$50,000	$ 50,000
5.485% (SOFR + 0.155%), 09/15/2025Δ	50,000	50,000
5.500% (SOFR + 0.170%), 09/19/2025Δ	28,200	28,204
5.460% (U.S. Federal Funds Effective Rate + 0.130%), 09/26/2025Δ	50,000	50,000
5.480% (U.S. Federal Funds Effective Rate + 0.150%), 09/26/2025Δ	30,000	30,000
5.460% (SOFR + 0.130%), 10/03/2025Δ	150,000	150,000
5.495% (SOFR + 0.165%), 10/03/2025Δ	45,000	45,000
5.480% (U.S. Federal Funds Effective Rate + 0.150%), 10/17/2025Δ	100,000	100,000
5.410% (SOFR + 0.080%), 10/21/2025Δ	50,000	50,000
5.455% (SOFR + 0.125%), 10/21/2025Δ	300,000	300,000
5.490% (SOFR + 0.160%), 11/03/2025Δ	12,000	12,000
5.405% (SOFR + 0.075%), 11/26/2025Δ	150,000	150,000
5.505% (SOFR + 0.175%), 12/11/2025Δ	100,000	100,000
5.480% (SOFR + 0.150%), 12/15/2025Δ	145,000	145,076
5.400% (SOFR + 0.070%), 12/17/2025Δ	50,000	50,000
5.455% (U.S. Federal Funds Effective Rate + 0.115%), 12/26/2025Δ	50,000	50,007
5.475% (SOFR + 0.145%), 12/29/2025Δ	100,000	100,000
5.435% (SOFR + 0.105%), 01/08/2026Δ	250,000	250,022
5.495% (SOFR + 0.165%), 01/09/2026Δ	100,000	100,000
5.465% (U.S. Federal Funds Effective Rate + 0.135%), 01/29/2026Δ	75,000	75,000
5.470% (SOFR + 0.140%), 01/30/2026Δ	75,000	75,000
5.420% (SOFR + 0.090%), 02/02/2026Δ	50,000	50,000
5.410% (SOFR + 0.080%), 02/10/2026Δ	45,000	45,000
5.420% (SOFR + 0.090%), 02/12/2026Δ	90,000	90,000
5.470% (SOFR + 0.140%), 02/12/2026Δ	225,000	225,000

DESCRIPTION	PAR	VALUE
5.460% (U.S. Federal Funds Effective Rate + 0.130%), 02/13/2026Δ	$75,000	$75,000
5.410% (SOFR + 0.080%), 02/17/2026Δ	50,000	50,000
5.460% (SOFR + 0.130%), 02/20/2026Δ	15,000	15,000
5.430% (SOFR + 0.100%), 02/25/2026Δ	84,000	84,006
5.455% (SOFR + 0.125%), 03/05/2026Δ	25,000	25,000
5.430% (U.S. Federal Funds Effective Rate + 0.090%), 03/27/2026Δ	70,000	69,993
5.430% (SOFR + 0.100%), 04/01/2026Δ	127,000	126,998
5.430% (SOFR + 0.100%), 04/08/2026Δ	130,000	130,000
5.440% (SOFR + 0.110%), 04/09/2026Δ	60,000	60,000
5.435% (U.S. Federal Funds Effective Rate + 0.115%), 04/15/2026Δ	50,000	50,000
5.420% (SOFR + 0.100%), 04/24/2026Δ	75,000	75,000
5.425% (SOFR + 0.095%), 05/05/2026Δ	100,000	100,000
5.435% (SOFR + 0.105%), 05/06/2026Δ	40,000	40,000
5.395% (U.S. Federal Funds Effective Rate + 0.085%), 05/07/2026Δ	125,000	124,962
5.430% (SOFR + 0.100%), 05/20/2026Δ	50,000	50,000
5.420% (SOFR + 0.090%), 05/21/2026Δ	70,000	70,000
5.440% (SOFR + 0.105%), 05/26/2026Δ	40,000	40,000
5.420% (SOFR + 0.090%), 05/28/2026Δ	65,000	65,000
5.425% (SOFR + 0.095%), 06/03/2026Δ	75,000	75,000
5.455% (SOFR + 0.105%), 06/12/2026Δ	75,000	75,000
5.430% (SOFR + 0.100%), 06/24/2026Δ	30,000	30,000
5.440% (SOFR + 0.110%), 06/24/2026Δ	50,000	50,000
5.450% (SOFR + 0.120%), 07/10/2026Δ	100,000	100,000
5.450% (SOFR + 0.120%), 07/15/2026Δ	40,000	40,000
5.450% (SOFR + 0.120%), 07/23/2026Δ	90,000	90,000
5.455% (SOFR + 0.125%), 07/23/2026Δ	40,000	40,000
5.460% (SOFR + 0.130%), 07/23/2026Δ	20,000	20,000

The accompanying notes are an integral part of the financial statements.

4	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
U.S. Government Agency Debt — (Continued)
5.460% (SOFR + 0.130%), 07/29/2026Δ	$20,000	$ 20,000
5.460% (SOFR + 0.130%), 08/12/2026Δ	50,000	50,000
5.470% (U.S. Federal Funds Effective Rate + 0.140%), 08/12/2026Δ	68,000	67,999
5.465% (SOFR + 0.135%), 08/19/2026Δ	125,000	125,000
5.475% (SOFR + 0.145%), 08/20/2026Δ	150,000	150,000
5.470% (SOFR + 0.140%), 08/26/2026Δ	75,000	75,000
5.560% (SOFR + 0.140%), 09/03/2026Δ★	125,000	125,000
5.580% (SOFR + 0.150%), 09/03/2026Δ★	35,000	35,000
Federal Home Loan Bank
5.227%, 09/03/2024	100,000	99,971
1.610%, 09/04/2024	7,890	7,887
1.610%, 09/04/2024	30,000	29,991
5.323%, 09/06/2024	150,000	149,891
5.216%, 09/10/2024	200,000	199,743
5.500%, 09/12/2024	100,000	100,000
2.875%, 09/13/2024	51,350	51,308
5.262%, 09/20/2024	100,000	99,726
5.500%, 09/20/2024	100,000	99,999
5.535%, 09/20/2024	100,000	100,000
5.262%, 09/27/2024	75,000	74,719
5.495%, 09/27/2024	100,000	100,000
5.495%, 09/27/2024	200,000	200,000
5.500%, 09/27/2024	100,000	100,000
5.282%, 10/04/2024	100,000	99,522
4.836%, 10/30/2024	150,000	148,827
5.410%, 10/30/2024	100,000	100,014
5.340% (SOFR + 0.010%), 12/27/2024Δ	200,000	200,000
5.365% (SOFR + 0.015%), 12/30/2024Δ	200,000	200,000
4.644%, 01/03/2025	75,000	73,817
5.445% (SOFR + 0.115%), 01/17/2025Δ	50,000	50,000
5.455% (SOFR + 0.125%), 01/24/2025Δ	100,000	100,000
4.694%, 01/27/2025	200,000	196,193
4.721%, 02/03/2025	300,000	293,985
5.455% (SOFR + 0.125%), 02/03/2025Δ	50,000	50,000
4.704%, 02/06/2025	100,000	97,964
4.846%, 02/07/2025	200,000	195,778
4.840%, 02/10/2025	300,000	293,556
5.460% (SOFR + 0.130%), 02/10/2025Δ	50,000	50,000
4.821%, 02/12/2025	100,000	97,834
4.867%, 02/18/2025	125,000	122,167

DESCRIPTION	PAR	VALUE
5.450% (SOFR + 0.120%), 02/21/2025Δ	$75,000	$75,000
5.340% (SOFR + 0.010%), 03/03/2025Δ	550,000	550,000
5.340% (SOFR + 0.010%), 03/06/2025Δ	200,000	200,000
5.355% (SOFR + 0.025%), 03/11/2025Δ	200,000	200,000
5.350% (SOFR + 0.020%), 03/14/2025Δ	200,000	200,000
5.355% (SOFR + 0.025%), 03/20/2025Δ	200,000	200,000
5.350% (SOFR + 0.030%), 03/24/2025Δ	150,000	150,000
5.340% (SOFR + 0.030%), 03/28/2025Δ	250,000	250,000
5.365% (SOFR + 0.025%), 03/28/2025Δ	250,000	250,000
5.460% (SOFR + 0.130%), 04/11/2025Δ	100,000	100,000
5.470% (SOFR + 0.140%), 04/21/2025Δ	50,000	50,000
5.365% (SOFR + 0.035%), 04/23/2025Δ	250,000	250,000
5.465% (SOFR + 0.135%), 05/14/2025Δ	50,000	50,000
5.470% (SOFR + 0.140%), 05/19/2025Δ	50,000	50,000
5.470% (SOFR + 0.140%), 06/17/2025Δ	25,000	25,000
5.490% (SOFR + 0.160%), 07/03/2025Δ	125,000	125,000
5.485% (SOFR + 0.155%), 07/08/2025Δ	100,000	100,000
5.490% (SOFR + 0.160%), 07/14/2025Δ	50,000	50,000
5.490% (SOFR + 0.160%), 07/28/2025Δ	50,000	50,000
5.400% (SOFR + 0.070%), 08/20/2025Δ	50,000	50,000
5.485% (SOFR + 0.155%), 08/21/2025Δ	25,000	25,000
5.485% (SOFR + 0.155%), 08/22/2025Δ	50,000	50,000
5.480% (SOFR + 0.150%), 09/02/2025Δ	50,000	50,000
5.425% (SOFR + 0.095%), 09/19/2025Δ	75,000	75,015
5.485% (SOFR + 0.155%), 09/29/2025Δ	50,000	50,000
5.430% (SOFR + 0.100%), 10/16/2025Δ	50,000	50,000
5.515% (SOFR + 0.185%), 10/24/2025Δ	50,000	50,000
5.520% (SOFR + 0.190%), 10/30/2025Δ	100,000	100,000
5.520% (SOFR + 0.190%), 11/13/2025Δ	75,000	75,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	5

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
U.S. Government Agency Debt — (Continued)
5.485% (SOFR + 0.155%), 12/08/2025Δ	$100,000	$100,000
5.475% (SOFR + 0.145%), 12/26/2025Δ	50,000	50,000
5.460% (SOFR + 0.130%), 02/02/2026Δ	100,000	100,000
5.430% (SOFR + 0.100%), 02/13/2026Δ	50,000	50,000
5.460% (SOFR + 0.130%), 02/13/2026Δ	100,000	100,000
5.470% (SOFR + 0.140%), 03/12/2026Δ	100,000	100,000
5.435% (SOFR + 0.105%), 03/13/2026Δ	100,000	100,000
5.430% (SOFR + 0.100%), 03/27/2026Δ	50,000	50,000
5.440% (SOFR + 0.100%), 04/02/2026Δ	100,000	100,000
5.430% (SOFR + 0.100%), 04/06/2026Δ	75,000	75,000
5.440% (SOFR + 0.110%), 04/10/2026Δ	89,000	89,007
5.430% (SOFR + 0.100%), 04/22/2026Δ	100,000	100,000
5.430% (SOFR + 0.100%), 05/07/2026Δ	150,000	150,000
5.425% (SOFR + 0.095%), 06/17/2026Δ	75,000	75,000
5.460% (SOFR + 0.130%), 06/24/2026Δ	100,000	100,000
5.445% (SOFR + 0.115%), 07/16/2026Δ	75,000	75,000
5.450% (SOFR + 0.120%), 07/24/2026Δ	75,000	75,000
Federal Home Loan Mortgage Corporation
4.070%, 09/16/2024	98,945	98,890
4.000%, 11/25/2024	48,600	48,474
5.150%, 01/17/2025	50,000	49,947
5.420% (SOFR + 0.090%), 01/26/2026Δ	75,000	75,000
5.430% (SOFR + 0.100%), 02/09/2026Δ	75,000	75,000
Total U.S. Government Agency Debt (Cost $19,696,335)		19,696,335

	Shares
Investment CompaniesΩ — 1.0%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 5.189%	225,000,000	225,000
Deutsche Government Money Market Series Fund, Institutional Class, 5.243%	225,000,000	225,000

	Shares	Value
Goldman Sachs Financial Square Money Market Fund, Institutional Class, 5.186%	225,000,000	$225,000
Invesco Government & Agency Portfolio, Institutional Class, 5.187%	225,000,000	225,000
Total Investment Companies (Cost $900,000)		900,000

	Par
U.S. Government Agency Repurchase Agreements — 8.2%
FICC/State Street
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $7,004,138 (collateralized by various government agency securities: Total market value $7,140,000)	$7,000,000	7,000,000
TD Securities (USA) LLC
5.350%, dated 08/27/2024, matures 09/03/2024, repurchase price $700,728 (collateralized by various government agency securities: Total market value $714,000)	700,000	700,000
Total U.S. Government Agency Repurchase Agreements (Cost $7,700,000)		7,700,000
U.S. Treasury Repurchase Agreements — 42.6%
Bank of Montreal
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Bank of Nova Scotia
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $1,117,542 (collateralized by U.S. Treasury obligations: Total market value $1,139,221)	1,116,883	1,116,883

The accompanying notes are an integral part of the financial statements.

6	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
Barclays Capital Inc.
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $150,088 (collateralized by U.S. Treasury obligations: Total market value $153,000)	$150,000	$150,000
BNP Paribas
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $400,236 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
5.330%, dated 06/10/2024, matures 09/06/2024, repurchase price $607,817 (collateralized by U.S. Treasury obligations: Total market value $612,000)∅	600,000	600,000
5.320%, dated 08/19/2024, matures 09/06/2024, repurchase price $601,596 (collateralized by U.S. Treasury obligations: Total market value $612,000)∅	600,000	600,000
5.340%, dated 06/20/2024, matures 09/06/2024, repurchase price $328,760 (collateralized by U.S. Treasury obligations: Total market value $331,500)∅	325,000	325,000
5.330%, dated 06/26/2024, matures 09/06/2024, repurchase price $303,198 (collateralized by U.S. Treasury obligations: Total market value $306,000)∅	300,000	300,000
Canadian Imperial Bank of Commerce
5.330%, dated 08/15/2024, matures 09/06/2024, repurchase price $351,140 (collateralized by U.S. Treasury obligations: Total market value $358,004)∅	350,000	350,000
5.330%, dated 08/01/2024, matures 09/06/2024, repurchase price $1,005,330 (collateralized by U.S. Treasury obligations: Total market value $1,024,984)∅	1,000,000	1,000,000

	Par	Value
5.310%, dated 07/30/2024, matures 09/06/2024, repurchase price $301,682 (collateralized by U.S. Treasury obligations: Total market value $307,535)∅	$ 300,000	$300,000
Credit Agricole Corporate and Investment Bank
5.330%, dated 08/30/2024, matures 09/06/2024, repurchase price $325,337*∅	325,000	325,000
5.270%, dated 08/30/2024, matures 09/03/2024, repurchase price $745,025 (collateralized by U.S. Treasury obligations: Total market value $759,481)	744,589	744,589
5.270%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
5.330%, dated 08/01/2024, matures 09/03/2024, repurchase price $326,588 (collateralized by U.S. Treasury obligations: Total market value $331,500)	325,000	325,000
5.330%, dated 08/26/2024, matures 09/06/2024, repurchase price $300,489 (collateralized by U.S. Treasury obligations: Total market value $306,000)∅	300,000	300,000
Federal Reserve Bank of New York
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $1,751,031 (collateralized by U.S. Treasury obligations: Total market value $1,751,031)	1,750,000	1,750,000
FICC/Bank of New York
5.250%, dated 08/30/2024, matures 09/03/2024, repurchase price $400,233 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $2,451,448 (collateralized by U.S. Treasury obligations: Total market value $2,500,477)	2,450,000	2,450,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	7

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

	Par	Value
U.S. Treasury Repurchase Agreements — (Continued)
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $3,602,128 (collateralized by U.S. Treasury obligations: Total market value $3,672,000)	$3,600,000	$3,600,000
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $6,503,842 (collateralized by U.S. Treasury obligations: Total market value $6,630,000)	6,500,000	6,500,000
FICC/Credit Agricole
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $650,383 (collateralized by U.S. Treasury obligations: Total market value $663,297)	650,000	650,000
FICC/Northern Trust
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $200,118 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $7,604,484 (collateralized by U.S. Treasury obligations: Total market value $7,752,000)	7,600,000	7,600,000
Goldman Sachs & Co. LLC
5.250%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,058 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
HSBC Securities (USA), Inc.
5.270%, dated 08/30/2024, matures 09/03/2024, repurchase price $150,088 (collateralized by U.S. Treasury obligations: Total market value $153,090)	150,000	150,000
5.340% (SOFR + 0.010%), dated 08/30/2024, matures 09/06/2024, repurchase price $300,312 (collateralized by U.S. Treasury obligations: Total market value $306,182)Δ∅	300,000	300,000

	Par	Value
ING Financial Markets LLC
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $200,118 (collateralized by U.S. Treasury obligations: Total market value $204,000)	$ 200,000	$200,000
5.350%, dated 08/27/2024, matures 09/03/2024, repurchase price $150,156 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
5.340%, dated 08/28/2024, matures 09/04/2024, repurchase price $150,156 (collateralized by U.S. Treasury obligations: Total market value $153,000)	150,000	150,000
5.320%, dated 08/29/2024, matures 09/05/2024, repurchase price $50,052 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
JP Morgan Securities LLC
5.250%, dated 08/30/2024, matures 09/03/2024, repurchase price $300,175 (collateralized by U.S. Treasury obligations: Total market value $306,179)	300,000	300,000
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $500,296 (collateralized by U.S. Treasury obligations: Total market value $510,301)	500,000	500,000
5.350% (SOFR + 0.020%), dated 08/30/2024, matures 09/06/2024, repurchase price $2,152,237 (collateralized by U.S. Treasury obligations: Total market value $2,194,304)Δ∅	2,150,000	2,150,000
MUFG Securities (Canada) Ltd.
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $500,296 (collateralized by U.S. Treasury obligations: Total market value $510,301)	500,000	500,000
5.340%, dated 08/27/2024, matures 09/03/2024, repurchase price $450,267 (collateralized by U.S. Treasury obligations: Total market value $459,477)	450,000	450,000

The accompanying notes are an integral part of the financial statements.

8	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
GOVERNMENT OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted) (Concluded)

	PAR	VALUE
U.S. Treasury Repurchase Agreements — (Continued)
5.340%, dated 08/01/2024, matures 09/06/2024, repurchase price $804,153 (collateralized by U.S. Treasury obligations: Total market value $819,994)∅	$800,000	$800,000
RBC Dominion Securities Inc.
5.290%, dated 08/30/2024, matures 09/03/2024, repurchase price $200,118 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
5.320%, dated 08/01/2024, matures 09/06/2024, repurchase price $1,859,842 (collateralized by U.S. Treasury obligations: Total market value $1,887,000)∅	1,850,000	1,850,000
Royal Bank of Canada
5.350%, dated 08/27/2024, matures 09/03/2024, repurchase price $1,401,456 (collateralized by U.S. Treasury obligations: Total market value $1,428,000)	1,400,000	1,400,000
Societe Generale NY
5.290%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
TD Securities (USA) LLC
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $300,177 (collateralized by U.S. Treasury obligations: Total market value $306,000)	300,000	300,000
Total U.S. Treasury Repurchase Agreements (Cost $39,836,472)		39,836,472
Total Investments▲ — 101.0% (Cost $94,351,468)		$94,351,468
Other Assets and Liabilities, Net — (1.0)%		(972,273)
Total Net Assets — 100.0%		$93,379,195

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of August 31, 2024.
★	Security (or a portion of the security) purchased on a when-issued basis. On August 31, 2024, the total cost of investments purchased on a when-issued basis was $722,775 or 0.8% of total net assets.
Δ	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2024.
Ω	The rate shown is the annualized seven-day yield as of August 31, 2024.
∅	The maturity date shown represents the next put date.
*	This repurchase agreement was entered into on a forward basis, with the purchase date and delivery of collateral scheduled for September 3, 2024.
▲
On August 31, 2024, the cost of investments for federal income tax purposes was $94,351,468. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	9

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)

Description	Par	Value
Financial Company Commercial Paper — 18.8%
ANZ New Zealand International/London
5.171%, 09/25/2024■	$5,000	$4,981
Barclays Bank PLC
5.414%, 09/05/2024■	10,000	9,991
CDP Financial Inc
5.394%, 09/06/2024■	25,000	24,974
Credit Industriel et Commercial/NY
5.374%, 09/20/2024■	13,040	13,000
FMS Wertmanagement
5.384%, 09/03/2024■	40,000	39,977
ING Funding LLC
5.404%, 09/05/2024■	10,000	9,991
Massachusetts Mutual Life Insurance Co
5.424%, 09/09/2024■	15,000	14,978
Nederlandse Waterschapsbank NV
5.400%, 09/10/2024■	40,000	39,935
New York Life Short Term Funding LLC
5.404%, 09/04/2024■	15,000	14,989
Sumitomo Mitsui Trust/NY
5.374%, 09/03/2024■	50,000	49,971
Svenska Handelsbanken AB
5.384%, 09/06/2024■	5,750	5,744
Total Financial Company Commercial Paper (Cost $228,609)		228,531
Non-Financial Company Commercial Paper — 10.6%
Caterpillar Financial Services Corp.
5.634% (SOFR + 0.270%), 09/13/2024△	3,580	3,580
Chevron Corp
5.384%, 09/12/2024■	20,000	19,962
Novartis Finance Corporation
5.376%, 09/03/2024■	26,250	26,235
5.374%, 09/09/2024■	20,000	19,970
TotalEnergies Capital SA
5.394%, 09/03/2024■	60,000	59,964
Total Non-Financial Company Commercial Paper (Cost $129,749)		129,711
Asset Backed Commercial Paper — 10.3%
Autobahn Funding Co LLC
5.404%, 09/10/2024■	25,000	24,959
5.404%, 09/12/2024■	25,000	24,952
Bedford Row Funding Corp
5.630% (SOFR + 0.300%), 10/07/2024■△	5,000	5,001
Chariot Funding LLC
5.404%, 09/09/2024■	15,000	14,978
5.394%, 09/10/2024■	10,000	9,984

Description	Par	Value
Longship Funding LLC
5.394%, 09/03/2024■	$25,000	$24,985
5.404%, 09/04/2024■	20,000	19,985
Total Asset Backed Commercial Paper (Cost $124,879)		124,844
Non-Negotiable Time Deposits — 9.4%
Canadian Imperial Bank of Commerce, Toronto Branch
5.300%, 09/03/2024	60,000	60,000
Credit Agricole Corporate and Investment Bank, New York Branch
5.310%, 09/03/2024	55,000	55,000
Total Non-Negotiable Time Deposits (Cost $115,000)		115,000
Variable Rate Demand Note — 2.1%
ECMC Group Inc
5.380%, 09/06/2024#∅ (Cost $25,000)	25,000	25,000
Other Repurchase Agreements — 27.9%
BNP Paribas
5.410% (OBFR + 0.090%), dated 08/30/2024, matures 09/03/2024, repurchase price $4,002 (collateralized by various securities: Total market value $4,201)△	4,000	4,000
5.570% (OBFR + 0.250%), dated 08/06/2024, matures 09/10/2024, repurchase price $15,081 (collateralized by various securities: Total market value $15,750)△∞	15,000	15,000
BNP Paribas SA
5.400% (OBFR + 0.080%), dated 08/30/2024, matures 09/03/2024, repurchase price $10,006 (collateralized by various securities: Total market value $10,500)△	10,000	10,000
5.470% (OBFR + 0.150%), dated 08/30/2024, matures 09/03/2024, repurchase price $31,019 (collateralized by various securities: Total market value $32,550)△	31,000	31,000
BofA Securities, Inc.
5.370%, dated 08/27/2024, matures 09/03/2024, repurchase price $15,016 (collateralized by various securities: Total market value $15,750)	15,000	15,000

The accompanying notes are an integral part of the financial statements.

10	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

Description	Par	Value
Other Repurchase Agreements — (Continued)
5.570% (OBFR + 0.250%), dated 08/06/2024, matures 09/10/2024, repurchase price $10,054 (collateralized by various securities: Total market value $10,500)△∞	$10,000	$10,000
Credit Agricole Corporate and Investment Bank
5.380% (OBFR + 0.060%), dated 08/30/2024, matures 09/06/2024, repurchase price $5,005 (collateralized by various securities: Total market value $5,250)△∅	5,000	5,000
HSBC Securities (USA) Inc
5.420% (OBFR + 0.100%), dated 08/30/2024, matures 09/03/2024, repurchase price $45,027 (collateralized by various securities: Total market value $47,279)△	45,000	45,000
5.570% (SOFR + 0.240%), dated 08/06/2024, matures 09/10/2024, repurchase price $5,027 (collateralized by various securities: Total market value $5,274)△∞	5,000	5,000
ING Financial Markets LLC
5.410%, dated 08/30/2024, matures 09/03/2024, repurchase price $5,003 (collateralized by various securities: Total market value $5,251)△	5,000	5,000
JP Morgan Securities LLC
5.470% (OBFR + 0.150%), dated 08/30/2024, matures 09/06/2024, repurchase price $15,016 (collateralized by various securities: Total market value $15,829)△∅	15,000	15,000
5.720% (OBFR + 0.150%), dated 06/11/2024, matures 09/09/2024, repurchase price $15,215 (collateralized by various securities: Total market value $15,835)△∞	15,000	15,000
MUFG Securities Americas Inc.
5.380%, dated 08/30/2024, matures 09/03/2024, repurchase price $10,006 (collateralized by various securities: Total market value $10,501)	10,000	10,000
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $41,025 (collateralized by various securities: Total market value $43,050)△	41,000	41,000

Description	Par	Value
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $9,005 (collateralized by various securities: Total market value $9,450)△	$9,000	$9,000
Societe Generale SA
5.500% (OBFR + 0.180%), dated 08/30/2024, matures 09/03/2024, repurchase price $50,031 (collateralized by various securities: Total market value $52,500)△	50,000	50,000
TD Securities (USA) LLC
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $10,006 (collateralized by various securities: Total market value $10,500)△	10,000	10,000
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $45,027 (collateralized by various securities: Total market value $47,252)△	45,000	45,000
Total Other Repurchase Agreements (Cost $340,000)		340,000
U.S. Treasury Repurchase Agreements — 24.6%
Bank of Nova Scotia
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $180,278 (collateralized by U.S. Treasury obligations: Total market value $183,775)	180,172	180,172
Credit Agricole Corporate and Investment Bank
5.270%, dated 08/30/2024, matures 09/03/2024, repurchase price $120,185 (collateralized by U.S. Treasury obligations: Total market value $122,517)	120,114	120,114
Total U.S. Treasury Repurchase Agreements (Cost $300,286)		300,286
Total Investments▲ — 103.7% (Cost $1,263,523)		$1,263,372
Other Assets and Liabilities, Net — (3.7)%		(45,071)
Total Net Assets — 100.0%		$1,218,301

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	11

SCHEDULE OF INVESTMENTS
INSTITUTIONAL PRIME OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted) (Concluded)
Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of August 31, 2024.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2024, the value of these investments was $479,506 or 39.4% of total net assets.

△	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2024.
#	Adjustable Rate Security - The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∞
Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2024, the value of these investments was $45,000 or 3.7% of total net assets. See note 2 in Notes to Financial Statements.

∅	The maturity date shown represents the next put date.
▲
On August 31, 2024, the cost of investments for federal income tax purposes was $1,263,523. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $1 and $152 respectively.

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate
USD - U.S. Dollar
The accompanying notes are an integral part of the financial statements.

12	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL PRIME OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)

DESCRIPTION	PAR	VALUE
Financial Company Commercial Paper — 19.2%
ANZ New Zealand International/London
5.222%, 09/25/2024■	$20,000	$19,931
Barclays Bank PLC
5.414%, 09/05/2024■	15,000	14,991
BofA Securities Inc.
5.590% (SOFR + 0.240%), 12/06/2024△	5,000	5,000
5.640% (SOFR + 0.290%), 03/10/2025	25,000	25,000
CDP Financial Inc
5.009%, 10/11/2024■	10,000	9,945
5.323%, 11/04/2024■	10,000	9,907
5.323%, 01/03/2025■	25,000	24,548
5.292%, 01/14/2025■	10,000	9,804
4.917%, 02/04/2025■	4,000	3,916
Commonwealth Bank of Australia
5.627%, 09/12/2024■	10,000	9,983
5.404%, 09/20/2024■	4,000	3,989
5.282%, 09/23/2024■	6,000	5,981
5.570% (SOFR + 0.240%), 04/17/2025■△	10,000	10,000
FMS Wertmanagement
5.399%, 09/10/2024■	15,000	14,980
Kreditanstalt Fuer Wiederaufbau
4.887%, 02/07/2025■	10,000	9,787
4.887%, 02/10/2025■	10,000	9,783
4.887%, 02/13/2025■	10,000	9,779
Macquarie Bank Ltd
4.917%, 02/11/2025■	25,000	24,451
Manhattan Asset Funding Co LLC
5.414%, 10/11/2024■	15,000	14,911
MetLife Short Term Funding LLC
5.394%, 09/10/2024■	9,600	9,587
5.353%, 10/07/2024■	11,000	10,942
5.384%, 10/15/2024■	10,000	9,935
5.333%, 12/02/2024■	18,018	17,776
4.917%, 01/28/2025■	7,510	7,359
National Australia Bank Ltd
5.870% (SOFR + 0.540%), 09/27/2024■△	10,000	10,000
5.550% (SOFR + 0.220%), 12/05/2024■△	5,000	5,000
National Australia Bank/NY
5.850% (SOFR + 0.520%), 10/16/2024△	5,751	5,754
Nederlandse Waterschapsbank NV
5.400%, 09/10/2024■	40,000	39,959
5.404%, 10/03/2024■	5,000	4,976
New York Life Short Term Funding LLC
5.303%, 10/23/2024■	24,650	24,464
5.201%, 11/26/2024■	15,000	14,816
NRW.Bank
5.363%, 10/15/2024■	10,000	9,935

DESCRIPTION	PAR	VALUE
Pacific Life Short Term Funding LLC
5.434%, 09/06/2024■	$8,000	$7,994
PSP Capital Inc
5.374%, 09/19/2024■	10,000	9,973
5.323%, 11/21/2024■	10,000	9,882
Royal Bank of Canada/New York
5.560% (SOFR + 0.230%), 12/13/2024■△	5,000	5,000
Skandinaviska Enskilda Banken AB
5.365%, 11/05/2024■	17,825	17,655
5.374%, 11/13/2024■	10,000	9,893
5.313%, 12/18/2024■	15,000	14,764
5.363%, 12/24/2024■	10,000	9,832
5.303%, 12/31/2024■	13,375	13,140
Svenska Handelsbanken AB
5.363%, 09/03/2024■	5,000	4,999
5.374%, 10/08/2024■	7,673	7,631
5.404%, 12/02/2024■	10,000	9,864
Toronto-Dominion Bank
5.900% (SOFR + 0.550%), 11/06/2024■△	10,000	10,000
Total Financial Company Commercial Paper (Cost $537,816)		537,816
Asset Backed Commercial Paper — 15.5%
Bedford Row Funding Corp
5.630% (SOFR + 0.300%), 10/07/2024■△	10,000	10,000
CAFCO LLC
5.445%, 09/10/2024■	10,000	9,987
5.404%, 11/04/2024■	10,000	9,905
5.399%, 12/16/2024■	20,000	19,686
5.404%, 12/19/2024■	10,000	9,839
Chariot Funding LLC
5.434%, 09/17/2024■	10,000	9,976
Collateralized Commercial Paper FLEX Co., LLC
5.650% (SOFR + 0.320%), 12/16/2024■△	10,000	10,000
5.610% (SOFR + 0.280%), 03/20/2025■△	10,000	10,000
Fairway Finance Co LLC
5.384%, 10/07/2024■	10,000	9,947
5.445%, 10/30/2024■	9,740	9,654
5.379%, 12/09/2024■	18,000	17,737
5.394%, 01/06/2025■	10,000	9,812
5.069%, 01/16/2025■	10,024	9,833
4.917%, 02/14/2025■	12,000	11,732
4.867%, 02/27/2025■	10,000	9,761
Liberty Street Funding LLC
5.404%, 09/03/2024■	10,000	9,997
5.434%, 10/04/2024■	12,000	11,941
5.353%, 10/28/2024■	10,000	9,916
5.434%, 11/01/2024■	15,000	14,864

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	13

SCHEDULE OF INVESTMENTS
RETAIL PRIME OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
Asset Backed Commercial Paper — (Continued)
5.424%, 11/04/2024■	$5,000	$4,953
5.414%, 12/02/2024■	15,000	14,795
5.404%, 12/09/2024■	5,000	4,927
5.404%, 01/06/2025■	10,000	9,812
Longship Funding LLC
5.394%, 09/05/2024■	50,000	49,971
Manhattan Asset Funding Co LLC
5.414%, 10/08/2024■	15,000	14,918
5.414%, 10/16/2024■	9,850	9,784
5.292%, 10/21/2024■	15,000	14,891
5.222%, 11/08/2024■	10,000	9,903
Old Line Funding LLC
5.580% (SOFR + 0.230%), 11/04/2024■△	20,000	20,000
5.394%, 11/21/2024■	5,000	4,940
5.303%, 11/22/2024■	11,980	11,837
5.560% (SOFR + 0.210%), 01/13/2025■△	5,000	5,000
5.343%, 01/27/2025■	5,000	4,892
5.570% (SOFR + 0.220%), 02/14/2025■△	5,000	5,000
Thunder Bay Funding LLC
5.540% (SOFR + 0.190%), 12/11/2024■△	25,000	25,000
5.222%, 02/07/2025■	10,000	9,773
Total Asset Backed Commercial Paper (Cost $434,983)		434,983
Non-Negotiable Time Deposits — 9.3%
Canadian Imperial Bank of Commerce, Toronto Branch
5.300%, 09/03/2024	130,000	130,000
Credit Agricole Corporate and Investment Bank, New York Branch 5.310%, 09/03/2024	130,000	130,000
Total Non-Negotiable Time Deposits (Cost $260,000)		260,000
Non-Financial Company Commercial Paper — 8.9%
Apple Inc
5.374%, 09/04/2024■	10,000	9,996
Chevron Corp
5.384%, 09/12/2024■	20,000	19,967
John Deere Capital Corp
5.394%, 09/05/2024■	15,000	14,991
Nestle Finance International Ltd
5.414%, 09/13/2024■	10,000	9,982
5.100%, 11/27/2024■	20,000	19,757
5.384%, 11/29/2024■	10,000	9,869
5.090%, 12/03/2024■	15,000	14,805
5.374%, 12/16/2024■	10,000	9,844

DESCRIPTION	PAR	VALUE
Procter & Gamble Co
5.404%, 10/01/2024■	$10,000	$9,956
TotalEnergies Capital SA
5.394%, 09/03/2024■	40,000	39,988
5.394%, 09/06/2024■	10,000	9,993
5.426%, 09/09/2024■	25,000	24,970
5.424%, 09/11/2024■	8,000	7,988
5.445%, 09/26/2024■	15,000	14,944
5.171%, 12/17/2024■	6,350	6,254
5.272%, 12/20/2024■	25,000	24,603
Total Non-Financial Company Commercial Paper (Cost $247,907)		247,907
Certificates of Deposit — 4.3%
Bank of America NA
5.950%, 09/16/2024	10,000	10,000
Bank of Montreal/Chicago IL
5.870% (SOFR + 0.540%), 10/04/2024△	10,000	10,000
Canadian Imperial Bank of Commerce/NY
5.530% (SOFR + 0.200%), 02/11/2025△	10,000	10,000
Commonwealth Bank of Australia/NY
5.510% (SOFR + 0.180%), 10/21/2024△	10,000	10,000
Mizuho Bank Ltd/New York
5.540% (SOFR + 0.190%), 12/09/2024△	10,000	10,000
Nordea Bank ABP/NY
5.530% (SOFR + 0.200%), 02/14/2025△	10,000	10,000
Sumitomo Mitsui Bank/NY
5.530% (SOFR + 0.200%), 09/18/2024△	7,000	7,000
5.520% (SOFR + 0.190%), 12/16/2024△	10,000	10,000
Sumitomo Mitsui Trust/NY
5.570% (SOFR + 0.240%), 10/24/2024△	10,000	10,000
5.550% (SOFR + 0.220%), 01/21/2025△	10,000	10,000
Svenska Handelsbanken/NY
5.500% (SOFR + 0.150%), 09/05/2024△	7,000	7,000
Wells Fargo Bank NA
5.930% (SOFR + 0.600%), 11/04/2024△	7,664	7,669
5.930% (SOFR + 0.600%), 11/13/2024△	10,000	10,000
Total Certificates of Deposit (Cost $121,669)		121,669

The accompanying notes are an integral part of the financial statements.

14	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL PRIME OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
Other Instrument — 0.3%
Toyota Motor Credit Corp 0.625%, 9/13/2024 (Cost $8,986)	$9,000	$8,986
Other Repurchase Agreements — 28.7%
BNP Paribas
5.410% (OBFR + 0.090%), dated 08/30/2024, matures 09/03/2024, repurchase price $6,004 (collateralized by various securities: Total market value $6,300)△	6,000	6,000
5.570% (OBFR + 0.250%), dated 08/30/2024, matures 10/04/2024, repurchase price $27,146 (collateralized by various securities: Total market value $28,350)△∅∞	27,000	27,000
BNP Paribas SA
5.400% (OBFR + 0.080%), dated 08/30/2024, matures 09/03/2024, repurchase price $15,009 (collateralized by various securities: Total market value $15,750)△	15,000	15,000
5.470% (OBFR + 0.150%), dated 08/30/2024, matures 09/03/2024, repurchase price $92,056 (collateralized by various securities: Total market value $96,604)△	92,000	92,000
BofA Securities, Inc.
5.370%, dated 08/27/2024, matures 09/03/2024, repurchase price $65,068 (collateralized by various securities: Total market value $68,250)	65,000	65,000
5.620% (OBFR + 0.300%), dated 08/30/2024, matures 10/04/2024, repurchase price $25,137 (collateralized by various securities: Total market value $26,250)△∅∞	25,000	25,000
Credit Agricole Corporate and Investment Bank
5.380% (OBFR + 0.060%), dated 08/30/2024, matures 09/06/2024, repurchase price $10,010 (collateralized by various securities: Total market value $10,500)△∅	10,000	10,000
HSBC Securities (USA) Inc
5.420% (OBFR + 0.100%), dated 08/30/2024, matures 09/03/2024, repurchase price $122,073 (collateralized by various securities: Total market value $128,177)△	122,000	122,000

DESCRIPTION	PAR	VALUE
5.570% (SOFR + 0.240%), dated 08/30/2024, matures 10/04/2024, repurchase price $7,038 (collateralized by various securities: Total market value $7,355)△∅∞	$7,000	$7,000
ING Financial Markets LLC
5.410%, dated 08/30/2024, matures 09/03/2024, repurchase price $10,006 (collateralized by various securities: Total market value $10,500)	10,000	10,000
JP Morgan Securities LLC
5.470% (OBFR + 0.150%), dated 08/30/2023, matures 09/06/2024, repurchase price $30,032 (collateralized by various securities: Total market value $31,658)△∅	30,000	30,000
5.720% (OBFR + 0.150%), dated 08/30/2024, matures 11/28/2024, repurchase price $31,443 (collateralized by various securities: Total market value $32,643)△∅∞	31,000	31,000
MUFG Securities Americas Inc.
5.380%, dated 08/30/2024, matures 09/03/2024, repurchase price $40,024 (collateralized by various securities: Total market value $42,000)	40,000	40,000
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $91,054 (collateralized by various securities: Total market value $95,550)△	91,000	91,000
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $9,005 (collateralized by various securities: Total market value $9,450)△	9,000	9,000
Societe Generale SA
5.500% (OBFR + 0.180%), dated 08/30/2024, matures 09/03/2024, repurchase price $105,064 (collateralized by various securities: Total market value $110,250)△	105,000	105,000
TD Securities (USA) LLC
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $15,009 (collateralized by various securities: Total market value $15,752)△	15,000	15,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	15

SCHEDULE OF INVESTMENTS
RETAIL PRIME OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted) (Concluded)

DESCRIPTION	PAR	VALUE
Other Repurchase Agreements — (Continued)
5.390% (OBFR + 0.070%), dated 08/30/2024, matures 09/03/2024, repurchase price $105,063 (collateralized by various securities: Total market value $110,253)△	$105,000	$105,000
Total Other Repurchase Agreements (Cost $805,000)		805,000
U.S. Treasury Repurchase Agreements — 15.6%
Bank of Nova Scotia
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $263,170 (collateralized by U.S. Treasury obligations: Total market value $268,275)	263,015	263,015
Credit Agricole Corporate and Investment Bank
5.270%, dated 08/30/2024, matures 09/03/2024, repurchase price $175,446 (collateralized by U.S. Treasury obligations: Total market value $178,850)	175,343	175,343
Total U.S. Treasury Repurchase Agreements (Cost $438,358)		438,358
Total Investments▲ — 101.8% (Cost $2,854,719)		$2,854,719
Other Assets and Liabilities, Net — (1.8)%		(51,677)
Total Net Assets — 100.0%		$2,803,042

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of August 31, 2024.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. As of August 31, 2024, the value of these investments was $1,184,952 or 42.3% of total net assets.

△	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2024.
∅	The maturity date shown represents the next put date.
∞
Illiquid Security - A security may be considered illiquid if it lacks a readily available market. As of August 31, 2024, the value of these investments was $90,000 or 3.2% of total net assets. See note 2 in Notes to Financial Statements.

▲
On August 31, 2024, the cost of investments for federal income tax purposes was $2,854,719. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviations:
OBFR - Overnight Bank Funding Rate
SOFR - Secured Overnight Financing Rate
USD - U.S. Dollar
The accompanying notes are an integral part of the financial statements.

16	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)

DESCRIPTION	PAR	VALUE
Variable Rate Demand Notes — 74.6%
Florida — 8.6%
Florida Keys Aqueduct Authority, Refunding Bond, Series 2008 (LOC: TD Bank) 2.750%, 09/06/2024#∅	$3,460	$3,460
Halifax Hospital Medical Center Daytona Beach, Florida, Series 2008 (LOC: JPMorgan Chase Bank) 3.100%, 09/06/2024#∅	9,780	9,780
Hillsborough County, Florida, Baycare Health System, Series 2020C (LOC: TD Bank) 2.750%, 09/06/2024#∅	660	660
Miami-Dade County, Florida, Juvenile Courthouse Project, Series 2003B (LOC: TD Bank) 2.750%, 09/06/2024#∅	17,965	17,965
		31,865
Georgia — 4.6%
Macon Water Authority, Tax-Exempt Adjustable Mode Water & Sewer Refunding and Improvement Revenue Bonds, Series 2018B 3.000%, 09/06/2024#∅	17,120	17,120
Illinois — 12.5%
Illinois Educational Facilities Authority, The Adler Planetarium, Series 1997 (LOC: PNC Bank) 2.880%, 09/06/2024#∅	5,100	5,100
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company) 2.850%, 09/06/2024#∅	12,100	12,100
Illinois Finance Authority, St. Ignatius College Prep Project, Series 2006 (LOC: PNC Bank) 2.900%, 09/06/2024#∅	12,000	12,000
Illinois Finance Authority, Steppenwolf Theatre Company Project, Series 2019 (LOC: Northern Trust Company) 2.970%, 09/06/2024#∅	13,200	13,200
Illinois Finance Authority, The Latin School of Chicago Project, Series 2005A (LOC: JPMorgan Chase Bank) 3.050%, 09/06/2024#∅	4,195	4,195
		46,595
Indiana — 0.6%
Indiana Finance Authority, Parkview Health System Obligated Group, Series 2009C (LOC: Sumitomo Mitsui Banking) 2.880%, 09/06/2024#∅	2,175	2,175

DESCRIPTION	PAR	VALUE
Kentucky — 4.6%
Louisville/Jefferson County Metro Government, Norton Healthcare, Inc, Series 2013C (LOC: PNC Bank) 2.880%, 09/06/2024#∅	$16,990	$16,990
Massachusetts — 1.0%
Massachusetts Water Resource Authority, Multi-Modal Subordinated, Series 2008E (LOC: JPMorgan Chase Bank) 2.700%, 09/06/2024#∅	3,580	3,580
Minnesota — 2.4%
Minnesota Higher Education Facilities Authority, Macalester College, Series Five-Q 3.000%, 09/06/2024#∅	9,025	9,025
Mississippi — 2.0%
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2009A (GTD: Chevron Corp) 3.900%, 09/03/2024#∅	2,485	2,485
Mississippi Business Finance Corporation, Chevron U.S.A. Inc. Project, Series 2009C (GTD: Chevron Corp) 3.900%, 09/03/2024#∅	5,095	5,095
		7,580
Nevada — 3.8%
Clark County, Nevada Airport System, Series 2008D-2A (LOC: Wells Fargo Bank) 2.900%, 09/06/2024#∅	9,300	9,300
Clark County, Nevada Airport System, Series 2008D-2B (LOC: Sumitomo Mitsui Banking) 3.000%, 09/06/2024#∅	4,720	4,720
		14,020
New Jersey — 0.3%
Essex County Improvement Authority, New Jersey, Series 1986 (LOC: Wells Fargo Bank) 3.050%, 09/06/2024#∅	1,060	1,060
New York — 4.6%
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds, Series 2013C-5 (LOC: Sumitomo Mitsui Banking) 2.910%, 09/06/2024#∅	16,950	16,950

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	17

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
Variable Rate Demand Notes — (Continued)
Pennsylvania — 4.9%
Lancaster County Hospital Authority, Masonic Homes Project, Series 2008 (LOC: JPMorgan Chase Bank) 3.900%, 09/03/2024#∅	$100	$100
Pennsylvania Turnpike Commission Variable Rate Turnpike Revenue Bonds, Series 2020A (LOC: Barclays Bank PLC) 2.930%, 09/06/2024#∅	18,320	18,320
		18,420
Rhode Island — 0.4%
Rhode Island Health and Educational Building Corp, Brown University, Series 2003B (SPA: Northern Trust Company) 2.850%, 09/06/2024#∅	1,450	1,450
Tennessee — 0.2%
The Public Building Authority of Sevier County, Tennessee, Revenue Program B, Series 2010V-C-1 (GTD: FHLB) 2.940%, 09/06/2024#∅	740	740
Texas — 9.9%
City of Houston, Texas, Combined Utility System, Series 2004B (LOC: Sumitomo Mitsui Banking) 2.900%, 09/06/2024#∅	6,000	6,000
City of Houston, Texas, Combined Utility System, Series 2018C (LOC: Barclays Bank PLC) 2.900%, 09/06/2024#∅	12,660	12,660
Gulf Coast Industrial Development Authority, ExxonMobil Project, Series 2012 (GTD: Exxon Mobil Corp) 4.000%, 09/03/2024#∅	17,990	17,990
		36,650
Virginia — 7.3%
Industrial Development Authority of Loudoun County, Virginia, Howard Hughes Medical Institute Issue, Series 2003E 2.750%, 09/06/2024#∅	19,960	19,960
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008 (LOC: Bank of America) (GTD: FHLMC) 3.020%, 09/06/2024#∅	7,200	7,200
		27,160
Washington — 5.1%
Port of Tacoma, Subordinate Lien Revenue Bonds, Series 2008B (LOC: Bank of America) 2.850%, 09/06/2024#∅	19,000	19,000

DESCRIPTION	PAR	VALUE
Wisconsin — 1.8%
Wisconsin Health and Educational Facilities Authority, Aspirus Wausau Hospital, Inc., Series 2004 (LOC: JPMorgan Chase Bank) 2.930%, 09/06/2024#∅	$6,900	$6,900
Total Variable Rate Demand Notes (Cost $277,280)		277,280
Non-Financial Company Commercial Paper — 17.7%
Hennepin County Minnesota, Series A 3.600%, 09/05/2024	13,700	13,700
Texas Technical University, Series A 3.350%, 11/20/2024	12,000	12,000
University of Michigan, Series L-1 3.400%, 10/28/2024	15,000	15,000
University of Minnesota, Series D 3.520%, 10/03/2024	11,977	11,977
University of Texas System, Series A 3.800%, 12/16/2024	13,000	13,000
Total Non-Financial Company Commercial Paper (Cost $65,677)		65,677
Other Municipal Securities — 7.5%
City of Blue Ash, Ohio, General Obligation Bond, Series 2024 4.000%, 03/26/2025	7,600	7,621
City of Hamilton, Ohio, General Obligation Bond, Series 2023 4.500%, 12/19/2024	5,000	5,013
City of Hudson, Ohio, General Obligation Note, Series 2023 4.250%, 12/13/2024	7,630	7,645
City of Powell, Ohio, Bond Anticipation Notes, Series 2024 4.000%, 08/20/2025	5,560	5,591
County of Lucas, Ohio Various Purpose Improvements Notes, Series 2023 4.375%, 10/11/2024	2,000	2,001
Total Other Municipal Securities (Cost $27,871)		27,871
Total Investments▲ — 99.8% (Cost $370,828)		$370,828
Other Assets and Liabilities, Net — 0.2%		883
Total Net Assets — 100.0%		$371,711

The accompanying notes are an integral part of the financial statements.

18	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
RETAIL TAX FREE OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted) (Concluded)
Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
#	Adjustable Rate Security - The rate is determined by the Remarketing Agent and resets periodically (daily, weekly, monthly, etc.).
∅	The maturity date shown represents the next put date.
▲	On August 31, 2024, the cost of investments for federal income tax purposes was $370,828. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Investment Abbreviations:
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Association
GTD - Guaranteed
LOC - Letter of Credit
SPA - Standby Purchase Agreement
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	19

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)

DESCRIPTION	PAR	VALUE
U.S. Treasury Debt — 44.2%
U.S. Treasury Bills
5.320%, 09/03/2024	$1,075,000	$ 1,074,687
5.202%, 09/05/2024	250,000	249,857
5.315%, 09/10/2024	1,375,000	1,373,198
5.355%, 09/12/2024	270,000	269,564
5.307%, 09/17/2024	970,000	967,743
5.309%, 09/24/2024	880,000	877,056
5.312%, 10/01/2024	650,000	647,162
5.308%, 10/08/2024	360,000	358,063
5.247%, 10/15/2024	100,000	99,368
5.155%, 12/03/2024	540,000	532,907
5.047%, 12/10/2024	460,000	453,640
5.041%, 12/17/2024	100,000	98,522
5.214%, 12/19/2024	360,000	354,395
4.974%, 12/24/2024	75,000	73,835
4.970%, 12/26/2024	775,000	762,760
4.940%, 12/31/2024★	75,000	73,791
5.173%, 01/02/2025	190,000	186,688
5.155%, 01/09/2025	275,000	269,951
5.058%, 01/16/2025	400,000	392,406
4.988%, 01/23/2025	525,000	514,669
5.000%, 01/30/2025	330,000	323,174
4.882%, 02/13/2025	75,000	73,345
4.777%, 02/20/2025	50,000	48,874
4.830%, 03/06/2025★	200,000	195,297
U.S. Treasury Notes
0.625%, 10/15/2024	490,000	487,270
1.500%, 10/31/2024	315,000	313,044
2.250%, 10/31/2024	100,000	99,494
5.184% (3 Month U.S. Treasury Money Market Yield + 0.140%), 10/31/2024△	475,000	475,000
2.250%, 11/15/2024	200,000	198,777
1.750%, 12/31/2024	570,000	564,371
2.250%, 12/31/2024	110,000	109,099
1.125%, 01/15/2025	225,000	222,047
1.375%, 01/31/2025	75,000	73,973
2.500%, 01/31/2025	250,000	247,689
5.244% (3 Month U.S. Treasury Money Market Yield + 0.200%), 01/31/2025△	600,000	600,116
1.125%, 02/28/2025	175,000	171,775
2.750%, 02/28/2025	800,000	791,766
4.625%, 02/28/2025	425,000	424,680
0.500%, 03/31/2025	75,000	73,124
3.875%, 03/31/2025	50,000	49,686
2.625%, 04/15/2025	200,000	197,123
2.875%, 04/30/2025	50,000	49,437
3.875%, 04/30/2025	75,000	74,379
5.213% (3 Month U.S. Treasury Money Market Yield + 0.169%), 04/30/2025△	600,000	600,061
2.125%, 05/15/2025	235,000	230,335
2.750%, 05/15/2025	150,000	147,660

DESCRIPTION	PAR	VALUE
0.250%, 06/30/2025	$70,000	$67,403
2.750%, 06/30/2025	185,000	181,592
3.000%, 07/15/2025	230,000	226,193
5.169% (3 Month U.S. Treasury Money Market Yield + 0.125%), 07/31/2025△	775,000	774,726
2.000%, 08/15/2025	50,000	48,704
5.214% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2025△	800,000	799,733
5.289% (3 Month U.S. Treasury Money Market Yield + 0.245%), 01/31/2026△	625,000	625,546
5.194% (3 Month U.S. Treasury Money Market Yield + 0.150%), 04/30/2026△	625,000	625,072
5.226% (3 Month U.S. Treasury Money Market Yield + 0.182%), 07/31/2026△	100,000	99,998
Total U.S. Treasury Debt (Cost $19,920,825)		19,920,825
U.S. Treasury Repurchase Agreements — 56.8%
Bank of Montreal
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $200,118 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
Bank of Nova Scotia
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $390,160 (collateralized by U.S. Treasury obligations: Total market value $397,729)	389,930	389,930
Barclays Capital Inc.
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
BNP Paribas
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
5.330%, dated 06/10/2024, matures 09/06/2024, repurchase price $405,212 (collateralized by U.S. Treasury obligations: Total market value $408,000)∅	400,000	400,000

The accompanying notes are an integral part of the financial statements.

20	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
U.S. Treasury Repurchase Agreements — (Continued)
5.320%, dated 08/19/2024, matures 09/06/2024, repurchase price $401,064 (collateralized by U.S. Treasury obligations: Total market value $408,000)∅	$400,000	$400,000
5.340%, dated 06/20/2024, matures 09/06/2024, repurchase price $177,025 (collateralized by U.S. Treasury obligations: Total market value $178,500)∅	175,000	175,000
5.330%, dated 06/26/2024, matures 09/06/2024, repurchase price $202,132 (collateralized by U.S. Treasury obligations: Total market value $204,000)∅	200,000	200,000
BofA Securities Inc.
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Canadian Imperial Bank of Commerce
5.330%, dated 08/15/2024, matures 09/06/2024, repurchase price $150,489 (collateralized by U.S. Treasury obligations: Total market value $153,430)∅	150,000	150,000
5.330%, dated 08/01/2024, matures 09/06/2024, repurchase price $653,465 (collateralized by U.S. Treasury obligations: Total market value $666,239)∅	650,000	650,000
5.310%, dated 07/30/2024, matures 09/06/2024, repurchase price $201,121 (collateralized by U.S. Treasury obligations: Total market value $205,023)∅	200,000	200,000
Credit Agricole Corporate and Investment Bank
5.270%, dated 08/30/2024, matures 09/03/2024, repurchase price $260,106 (collateralized by U.S. Treasury obligations: Total market value $265,153)	259,954	259,954
5.330%, dated 08/01/2024, matures 09/03/2024, repurchase price $175,855 (collateralized by U.S. Treasury obligations: Total market value $178,500)	175,000	175,000

DESCRIPTION	PAR	VALUE
5.330%, dated 08/30/2024, matures 09/06/2024, repurchase price $175,181*∅	$175,000	$175,000
5.330%, dated 08/26/2024, matures 09/06/2024, repurchase price $200,326 (collateralized by U.S. Treasury obligations: Total market value $204,000)∅	200,000	200,000
Federal Reserve Bank of New York
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $2,101,237 (collateralized by U.S. Treasury obligations: Total market value $2,101,237)	2,100,000	2,100,000
FICC/Bank of New York
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $1,300,768 (collateralized by U.S. Treasury obligations: Total market value $1,326,784)	1,300,000	1,300,000
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $2,401,419 (collateralized by U.S. Treasury obligations: Total market value $2,448,000)	2,400,000	2,400,000
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $3,502,069 (collateralized by U.S. Treasury obligations: Total market value $3,570,000)	3,500,000	3,500,000
FICC/Credit Agricole
5.300%, dated 08/30/2024, matures 09/03/2024, repurchase price $400,236 (collateralized by U.S. Treasury obligations: Total market value $408,183)	400,000	400,000
FICC/Northern Trust
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $3,402,006 (collateralized by U.S. Treasury obligations: Total market value $3,468,000)	3,400,000	3,400,000
FICC/State Street
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $3,001,773 (collateralized by U.S. Treasury obligations: Total market value $3,060,000)	3,000,000	3,000,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	21

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)(Continued)

DESCRIPTION	PAR	VALUE
U.S. Treasury Repurchase Agreements — (Continued)
Goldman Sachs & Co. LLC
5.250%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,058 (collateralized by U.S. Treasury obligations: Total market value $102,000)	$100,000	$100,000
HSBC Securities (U.S.A), Inc.
5.270%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,060)	100,000	100,000
5.340% (SOFR + 0.010%), dated 08/30/2024, matures 09/06/2024, repurchase price $200,208 (collateralized by U.S. Treasury obligations: Total market value $204,121)△∅	200,000	200,000
ING Financial Markets LLC
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $200,118 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
5.350%, dated 08/27/2024, matures 09/03/2024, repurchase price $100,104 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
5.340%, dated 08/28/2024, matures 09/04/2024, repurchase price $100,104 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
5.320%, dated 08/29/2024, matures 09/05/2024, repurchase price $50,052 (collateralized by U.S. Treasury obligations: Total market value $51,000)	50,000	50,000
JP Morgan Securities LLC
5.250%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,058 (collateralized by U.S. Treasury obligations: Total market value $102,060)	100,000	100,000

DESCRIPTION	PAR	VALUE
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $250,148 (collateralized by U.S. Treasury obligations: Total market value $255,151)	$250,000	$250,000
5.350% (SOFR + 0.020%), dated 08/30/2024, matures 09/06/2024, repurchase price $1,251,300 (collateralized by U.S. Treasury obligations: Total market value $1,275,758)△∅	1,250,000	1,250,000
MUFG Securities (Canada) Ltd.
5.320%, dated 08/30/2024, matures 09/03/2024, repurchase price $300,177 (collateralized by U.S. Treasury obligations: Total market value $306,181)	300,000	300,000
5.340%, dated 08/27/2024, matures 09/03/2024, repurchase price $300,312 (collateralized by U.S. Treasury obligations: Total market value $306,318)	300,000	300,000
5.340%, dated 08/01/2024, matures 09/06/2024, repurchase price $452,403 (collateralized by U.S. Treasury obligations: Total market value $461,247)∅	450,000	450,000
RBC Dominion Securities Inc.
5.290%, dated 08/30/2024, matures 09/03/2024, repurchase price $200,118 (collateralized by U.S. Treasury obligations: Total market value $204,000)	200,000	200,000
5.320%, dated 08/01/2024, matures 09/06/2024, repurchase price $1,055,586 (collateralized by U.S. Treasury obligations: Total market value $1,071,000)∅	1,050,000	1,050,000
Royal Bank of Canada
5.350%, dated 08/27/2024, matures 09/03/2024, repurchase price $600,624 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
Societe Generale NY
5.290%, dated 08/30/2024, matures 09/03/2024, repurchase price $100,059 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000

The accompanying notes are an integral part of the financial statements.

22	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

SCHEDULE OF INVESTMENTS
TREASURY OBLIGATIONS FUND
August 31, 2024, all dollars rounded to thousands (000 omitted) (Concluded)

DESCRIPTION	PAR	VALUE
U.S. Treasury Repurchase Agreements — (Continued)
TD Securities (U.S.A) LLC
5.310%, dated 08/30/2024, matures 09/03/2024, repurchase price $200,118 (collateralized by U.S. Treasury obligations: Total market value $204,000)	$200,000	$200,000
Total U.S. Treasury Repurchase Agreements (Cost $25,624,884)		25,624,884
Total Investments▲ — 101.0% (Cost $45,545,709)		$45,545,709
Other Assets and Liabilities, Net — (1.0)%		(435,821)
Total Net Assets — 100.0%		$45,109,888

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of August 31, 2024.
★	Security purchased on a when-issued basis. On August 31, 2024, the total cost of investments purchased on a when-issued basis was $269,088 or 0.6% of total net assets.
△	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2024.
∅	The maturity date shown represents the next put date.
*	This repurchase agreement was entered into on a forward basis, with the purchase date and delivery of collateral scheduled for September 3, 2024.
▲
On August 31, 2024, the cost of investments for federal income tax purposes was $45,545,709. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Investment Abbreviation:
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	23

SCHEDULE OF INVESTMENTS
U.S. TREASURY MONEY MARKET FUND
August 31, 2024, all dollars rounded to thousands (000 omitted)

Description	Par	Value
U.S. Treasury Debt — 101.6%
U.S. Treasury Bills
5.326%, 09/03/2024	$200,744	$ 200,685
5.301%, 09/05/2024	217,200	217,074
5.308%, 09/10/2024	285,000	284,627
5.319%, 09/12/2024	324,420	323,900
5.317%, 09/17/2024	398,135	397,207
5.298%, 09/19/2024	264,606	263,915
5.309%, 09/24/2024	285,000	284,047
5.303%, 09/26/2024	311,969	310,836
5.277%, 10/01/2024	200,000	199,133
5.280%, 10/03/2024	135,000	134,375
5.298%, 10/08/2024	109,855	109,265
5.273%, 10/10/2024	148,500	147,663
5.240%, 10/15/2024	230,207	228,753
5.242%, 10/17/2024	125,000	124,174
5.255%, 10/22/2024	170,000	168,752
5.203%, 10/24/2024	98,298	97,555
5.234%, 10/29/2024	100,000	99,168
5.259%, 11/05/2024	150,000	148,595
5.189%, 11/07/2024	160,000	158,476
5.120%, 11/14/2024	125,000	123,703
5.183%, 11/19/2024	110,000	108,766
5.107%, 11/21/2024	132,099	130,602
5.172%, 11/26/2024	101,745	100,505
5.028%, 11/29/2024	150,000	148,161
5.087%, 12/03/2024	60,000	59,222
5.031%, 12/10/2024	100,000	98,622
5.120%, 12/12/2024	47,145	46,471
5.013%, 12/17/2024	181,949	179,275
5.215%, 12/19/2024	1,025	1,009
4.986%, 12/24/2024	166,132	163,545
4.525%, 12/26/2024	15,000	14,784
4.940%, 12/31/2024★	50,000	49,194
5.157%, 01/02/2025	35,000	34,392
5.061%, 01/09/2025	25,000	24,549
5.047%, 01/16/2025	103,643	101,680
4.991%, 01/23/2025	84,783	83,114
4.819%, 02/20/2025	5,000	4,886
4.830%, 03/06/2025★	25,000	24,413
U.S. Treasury Notes
0.625%, 10/15/2024	10,000	9,944
1.500%, 10/31/2024	10,000	9,938

Description	Par	Value
5.184% (3 Month U.S. Treasury Money Market Yield + 0.140%), 10/31/2024△	$140,568	$140,581
5.244% (3 Month U.S. Treasury Money Market Yield + 0.200%), 01/31/2025△	65,000	65,027
3.875%, 03/31/2025	1,754	1,743
5.213% (3 Month U.S. Treasury Money Market Yield + 0.169%), 04/30/2025△	79,553	79,568
2.750%, 05/15/2025	20,000	19,682
2.750%, 06/30/2025	10,000	9,817
5.169% (3 Month U.S. Treasury Money Market Yield + 0.125%), 07/31/2025△	96,245	96,213
5.214% (3 Month U.S. Treasury Money Market Yield + 0.170%), 10/31/2025△	103,273	103,227
5.289% (3 Month U.S. Treasury Money Market Yield + 0.245%), 01/31/2026△	69,304	69,368
5.194% (3 Month U.S. Treasury Money Market Yield + 0.150%), 04/30/2026△	191,596	191,569
Total U.S. Treasury Debt (Cost $6,191,770)		6,191,770
Total Investments▲ — 101.6% (Cost $6,191,770)		$6,191,770
Other Assets and Liabilities, Net — (1.6)%		(97,498)
Total Net Assets — 100.0%		$6,094,272

Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Rate shown is the annualized yield as of August 31, 2024.
★	Security purchased on a when-issued basis. On August 31, 2024, the total cost of investments purchased on a when-issued basis was $73,607 or 1.2% of total net assets.
△	Variable Rate Security - The rate shown is the rate in effect as of August 31, 2024.
▲
On August 31, 2024, the cost of investments for federal income tax purposes was $6,191,770. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

24	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Assets and Liabilities
August 31, 2024, all dollars and shares are rounded to thousands (000 omitted), except per share data

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Investments in securities, at cost	$46,814,996	$623,237	$1,611,361	$370,828	$19,920,825	$6,191,770
Repurchase agreements, at cost	47,536,472	640,286	1,243,358	—	25,624,884	—
ASSETS:
Investments, in securities, at value	$46,814,996	$623,086	$1,611,361	$370,828	$19,920,825	$6,191,770
Repurchase agreements, at value	47,536,472	640,286	1,243,358	—	25,624,884	—
Cash	256,364	—	—	15	125,000	2
Receivable for interest	224,453	606	2,290	1,860	89,089	3,824
Receivable for capital shares sold	27	—	16	52	—	350
Prepaid trustees’ retainer	31	6	7	6	19	7
Prepaid expenses and other assets	148	49	89	57	126	61
Total assets	94,832,491	1,264,033	2,857,121	372,818	45,759,943	6,196,014
LIABILITIES:
Dividends payable	388,124	5,513	12,399	1,036	197,098	26,688
Payable for investments purchased	1,047,775	39,958	39,958	—	444,089	73,607
Payable to affiliates (note 3)	12,680	182	356	30	6,467	1,024
Payable for capital shares redeemed	310	—	1,067	—	131	1
Payable for distribution and shareholder services	4,291	58	275	21	2,206	396
Accrued expenses and other liabilities	116	21	24	20	64	26
Total liabilities	1,453,296	45,732	54,079	1,107	650,055	101,742
Net assets	$93,379,195	$1,218,301	$2,803,042	$371,711	$45,109,888	$6,094,272
COMPOSITION OF NET ASSETS:
Portfolio capital	$93,378,929	$1,218,452	$2,803,041	$371,716	$45,109,904	$6,094,334
Total distributable earnings (losses)	266	(151)	1	(5)	(16)	(62)
Net assets	$93,379,195	$1,218,301	$2,803,042	$371,711	$45,109,888	$6,094,272
Class A:
Net assets	$259,884	$—	$638,253	$29,607	$518,369	$55,905
Shares issued and outstanding**	259,882	—	638,253	29,606	518,373	55,896
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$1.00	$1.00	$1.00
Class D:
Net assets	$4,460,545	$—	$—	$—	$1,865,337	$108,230
Shares issued and outstanding**	4,460,515	—	—	—	1,865,357	108,229
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$1.00
Class P:
Net assets	$3,645,452	$—	$—	$—	$1,565,527	$—
Shares issued and outstanding**	3,645,446	—	—	—	1,565,509	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$1.00	$—
Class T:
Net assets	$28,588	$90,174	$4,260	$15,349	$3,116	$17,198
Shares issued and outstanding**	28,591	90,180	4,262	15,308	3,115	17,207
Net asset value, offering price and redemption price per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	25

Statements of Assets and Liabilities
August 31, 2024, all dollars and shares are rounded to thousands (000 omitted), except per share data (Concluded)

	Government Obligations Fund	Institutional Prime Obligations Fund*	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
Class U:
Net assets	$3,459,780	$—	$—	$—	$—	$—
Shares issued and outstanding**	3,459,753	—	—	—	—	—
Net asset value, offering price and redemption price per share	$1.00	$—	$—	$—	$—	$—
Class V:
Net assets	$3,965,846	$66,276	$1,159	$27	$1,522,548	$408,786
Shares issued and outstanding**	3,965,824	66,279	1,159	27	1,522,554	408,779
Net asset value, offering price and redemption price per share	$1.00	$0.9999	$1.00	$1.00	$1.00	$1.00
Class X:
Net assets	$30,609,048	$—	$2,011,702	$—	$15,259,289	$—
Shares issued and outstanding**	30,608,922	—	2,011,702	—	15,259,295	—
Net asset value, offering price and redemption price per share	$1.00	$—	$1.00	$—	$1.00	$—
Class Y:
Net assets	$12,263,168	$ 197,770	$29,653	$20,621	$5,320,429	$1,298,658
Shares issued and outstanding**	12,263,067	197,775	29,651	20,614	5,320,459	1,298,596
Net asset value, offering price and redemption price per share	$1.00	$1.0000	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$34,686,884	$ 864,081	$118,015	$ 306,107	$19,055,273	$4,205,495
Shares issued and outstanding**	34,686,684	864,211	118,014	306,140	19,055,332	4,205,541
Net asset value, offering price and redemption price per share	$1.00	$0.9998	$1.00	$1.00	$1.00	$1.00

*	The fund is required to round to its current net asset value per share to a minimum of the 4th decimal place.
**	Unlimited shares authorized with no par value.
The accompanying notes are an integral part of the financial statements.

26	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statements of Operations
For the year ended August 31, 2024, all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest income	$4,423,099	$86,895	$164,054	$13,304	$2,584,692	$277,758
Total investment income	4,423,099	86,895	164,054	13,304	2,584,692	277,758
EXPENSES (Note 1 and Note 3):
Investment advisory fees	82,040	1,582	2,966	379	48,007	5,157
Administration fees and expenses	74,578	1,499	3,034	379	43,846	4,737
Transfer agent fees and expenses	632	45	102	41	400	81
Custodian fees	2,053	41	75	9	1,205	129
Legal fees	181	58	46	42	120	50
Audit fees	122	33	33	30	108	36
Registration fees	325	137	194	154	1,052	181
Postage and printing fees	157	3	41	2	79	8
Trustees’ fees	520	127	132	120	368	142
Other expenses	629	175	118	98	417	172
Distribution and shareholder servicing (12b-1) fees:
Class A	617	—	1,470	77	926	197
Class D	6,268	—	—	—	2,500	180
Shareholder servicing (non 12b-1) fees:
Class A	642	—	1,504	77	1,403	197
Class D	10,438	—	—	—	4,162	300
Class T	70	167	9	31	6	35
Class V	3,166	72	—	7	1,159	340
Class Y	25,954	447	36	46	13,256	2,546
Total expenses	208,392	4,386	9,760	1,492	119,014	14,488
Less: Fee waivers (note 3)	(23,385)	(536)	(1,802)	(480)	(15,161)	(341)
Total net expenses	185,007	3,850	7,958	1,012	103,853	14,147
Net investment income	4,238,092	83,045	156,096	12,292	2,480,839	263,611
Net realized gain (loss) on investments	260	—	—	(5)	(16)	8
Net change in unrealized appreciation (depreciation) on investments	—	(135)	—	—	—	—
Net increase in net assets resulting from operations	$4,238,352	$82,910	$156,096	$12,287	$2,480,823	$263,619

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	27

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended August 31,		Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income	$4,238,092	$2,922,587	$83,045	$58,951	$156,096	$112,490
Net realized gain (loss) on investments	260	(28)	—	83	—	—
Net change in unrealized appreciation (depreciation) on investments	—	—	(135)	51	—	—
Net increase in net assets resulting from operations	4,238,352	2,922,559	82,910	59,085	156,096	112,490
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Class A	(11,944)	(9,876)	—	—	(28,756)	(16,610)
Class D	(200,222)	(152,016)	—	—	—	—
Class P	(132,314)	(44,069)	—	—	—	—
Class T	(1,754)	(40,371)	(4,248)	(2,836)	(229)	(51,876)
Class U	(127,654)	(102,512)	—	—	—	—
Class V	(161,330)	(106,040)	(3,763)	(2,743)	(19)	(703)
Class X	(1,414,235)	(856,181)	—	—	(119,284)	(25,289)
Class Y	(513,400)	(378,777)	(9,021)	(8,400)	(724)	(543)
Class Z	(1,675,239)	(1,232,826)	(66,096)	(44,972)	(7,084)	(17,469)
Total distributions	(4,238,092)	(2,922,668)	(83,128)	(58,951)	(156,096)	(112,490)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (Note 1):[1]
Class A:
Proceeds from sales	923,091	1,009,744	—	—	658,443	767,237
Reinvestment of distributions	1,529	815	—	—	24,408	12,312
Payments for redemptions	(913,055)	(1,150,757)	—	—	(576,314)	(534,774)
Increase (decrease) in net assets from Class A transactions	11,565	(140,198)	—	—	106,537	244,775
Class D:
Proceeds from sales	12,358,580	9,241,642	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(12,360,565)	(9,325,078)	—	—	—	—
Decrease in net assets from Class D transactions	(1,985)	(83,436)	—	—	—	—
Class P:
Proceeds from sales	23,856,408	6,919,997	—	—	—	—
Reinvestment of distributions	44,853	7,386	—	—	—	—
Payments for redemptions	(22,523,372)	(5,683,147)	—	—	—	—
Increase in net assets from Class P transactions	1,377,889	1,244,236	—	—	—	—
Class T:
Proceeds from sales	125,495	1,669,808	517,211	193,588	4,890	1,643,170
Reinvestment of distributions	—	—	—	—	124	35
Payments for redemptions	(127,827)	(3,010,376)	(490,621)	(192,999)	(5,532)	(3,314,210)
Increase (decrease) in net assets from Class T transactions	(2,332)	(1,340,568)	26,590	589	(518)	(1,671,005)

The accompanying notes are an integral part of the financial statements.

28	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted)(Continued)

	Government Obligations Fund		Institutional Prime Obligations Fund		Retail Prime Obligations Fund
	Year Ended August 31,		Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023	2024	2023
Class U:
Proceeds from sales	$32,483,163	$29,580,376	$—	$—	$—	$—
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	(31,153,268)	(31,264,693)	—	—	—	—
Increase (decrease) in net assets from Class U transactions	1,329,895	(1,684,317)	—	—	—	—
Class V:
Proceeds from sales	16,675,380	11,415,327	77,550	144,895	1,322	28,242
Reinvestment of distributions	32,060	7,721	717	165	4	—
Payments for redemptions	(15,596,946)	(10,596,230)	(94,158)	(114,203)	(401)	(52,526)
Increase (decrease) in net assets from Class V transactions	1,110,494	826,818	(15,891)	30,857	925	(24,284)
Class X:
Proceeds from sales	206,576,634	145,550,208	—	—	2,256,223	2,654,674
Reinvestment of distributions	318,355	133,517	—	—	20	29
Payments for redemptions	(200,147,816)	(148,233,056)	—	—	(2,426,209)	(480,759)
Increase (decrease) in net assets from Class X transactions	6,747,173	(2,549,331)	—	—	(169,966)	2,173,944
Class Y:
Proceeds from sales	43,149,208	36,778,763	843,056	946,510	53,363	52,265
Reinvestment of distributions	57,564	29,139	64	55	—	—
Payments for redemptions	(40,707,390)	(36,606,484)	(839,398)	(976,748)	(35,269)	(43,635)
Increase (decrease) in net assets from Class Y transactions	2,499,382	201,418	3,722	(30,183)	18,094	8,630
Class Z:
Proceeds from sales	309,146,915	377,908,637	4,343,740	4,211,258	361,883	591,717
Reinvestment of distributions	332,956	130,066	1,366	3,437	4,799	4,438
Payments for redemptions	(305,925,725)	(377,527,202)	(5,070,048)	(3,552,788)	(367,918)	(946,387)
Increase (decrease) in net assets from Class Z transactions	3,554,146	511,501	(724,942)	661,907	(1,236)	(350,232)
Increase (decrease) in net assets from capital share transactions	16,626,227	(3,013,877)	(710,521)	663,170	(46,164)	381,828
Total increase (decrease) in net assets	16,626,487	(3,013,986)	(710,739)	663,304	(46,164)	381,828
Net assets at beginning of year	76,752,708	79,766,694	1,929,040	1,265,736	2,849,206	2,467,378
Net assets at end of year	$93,379,195	$76,752,708	$1,218,301	$1,929,040	$2,803,042	$2,849,206

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	29

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted)(Continued)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended August 31,		Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income	$12,292	$9,379	$2,480,839	$1,717,488	$263,611	$154,887
Net realized gain (loss) on investments	(5)	62	(16)	92	8	(10)
Net increase in net assets resulting from operations	12,287	9,441	2,480,823	1,717,580	263,619	154,877
DISTRIBUTIONS TO SHAREHOLDERS (Note 1):
Class A	(860)	(600)	(26,493)	(15,384)	(3,657)	(1,915)
Class D	—	—	(79,651)	(62,421)	(5,732)	(2,231)
Class P	—	—	(113,542)	(169,166)	—	—
Class T	(491)	(5,460)	(145)	(15,451)	(880)	(2,869)
Class V	(212)	(77)	(58,925)	(41,329)	(17,272)	(9,068)
Class X	—	—	(972,822)	(588,766)	—	—
Class Y	(559)	(393)	(261,536)	(149,949)	(50,257)	(19,974)
Class Z	(10,216)	(2,849)	(967,777)	(675,022)	(185,813)	(118,830)
Total distributions	(12,338)	(9,379)	(2,480,891)	(1,717,488)	(263,611)	(154,887)
CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE (Note 1):[1]
Class A:
Proceeds from sales	51,468	41,675	1,544,838	2,463,951	2,027,858	208,146
Reinvestment of distributions	113	48	11,068	4,318	606	332
Payments for redemptions	(51,630)	(47,311)	(1,647,923)	(2,067,487)	(2,120,486)	(93,303)
Increase (decrease) in net assets from Class A transactions	(49)	(5,588)	(92,017)	400,782	(92,022)	115,175
Class D:
Proceeds from sales	—	—	5,019,759	3,228,517	532,075	363,996
Reinvestment of distributions	—	—	—	—	—	—
Payments for redemptions	—	—	(4,927,109)	(3,229,758)	(490,527)	(370,455)
Increase (decrease) in net assets from Class D transactions	—	—	92,650	(1,241)	41,548	(6,459)
Class P:
Proceeds from sales	—	—	18,345,618	20,110,525	—	—
Reinvestment of distributions	—	—	61,569	77,874	—	—
Payments for redemptions	—	—	(20,249,006)	(18,162,080)	—	—
Increase (decrease) in net assets from Class P transactions	—	—	(1,841,819)	2,026,319	—	—

The accompanying notes are an integral part of the financial statements.

30	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Statement of Changes in Net Assets
all dollars are rounded to thousands (000 omitted) (Concluded)

	Retail Tax Free Obligations Fund		Treasury Obligations Fund		U.S. Treasury Money Market Fund
	Year Ended August 31,		Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023	2024	2023
Class T:
Proceeds from sales	$1,010	$402,172	$9,587	$1,181,136	$975	$235,422
Reinvestment of distributions	1	—	—	—	—	—
Payments for redemptions	(1,533)	(764,297)	(9,498)	(1,609,420)	(1,704)	(300,613)
Increase (decrease) in net assets from Class T transactions	(522)	(362,125)	89	(428,284)	(729)	(65,191)
Class V:
Proceeds from sales	125,043	73,095	3,049,178	4,899,447	943,666	638,245
Reinvestment of distributions	—	—	7,239	4,293	7,571	2,086
Payments for redemptions	(134,319)	(68,209)	(2,574,711)	(4,478,288)	(813,110)	(485,153)
Increase (decrease) in net assets from Class V transactions	(9,276)	4,886	481,706	425,452	138,127	155,178
Class X:
Proceeds from sales	—	—	117,813,369	106,430,211	—	—
Reinvestment of distributions	—	—	142,816	158,977	—	—
Payments for redemptions	—	—	(120,049,910)	(97,845,589)	—	—
Increase (decrease) in net assets from Class X transactions	—	—	(2,093,725)	8,743,599	—	—
Class Y:
Proceeds from sales	106,324	84,090	30,387,808	21,355,777	4,540,840	2,960,824
Reinvestment of distributions	—	—	100,868	48,425	19,437	3,453
Payments for redemptions	(98,638)	(86,193)	(29,501,535)	(19,954,141)	(4,032,744)	(2,727,473)
Increase (decrease) in net assets from Class Y transactions	7,686	(2,103)	987,141	1,450,061	527,533	236,804
Class Z:
Proceeds from sales	619,740	466,112	102,812,010	94,404,867	17,810,808	12,199,208
Reinvestment of distributions	25	13	192,153	154,320	1,731	1,519
Payments for redemptions	(606,546)	(234,839)	(102,311,515)	(88,777,394)	(16,926,938)	(11,939,364)
Increase in net assets from Class Z transactions	13,219	231,286	692,648	5,781,793	885,601	261,363
Increase (decrease) in net assets from capital share transactions	11,058	(133,644)	(1,773,327)	18,398,481	1,500,058	696,870
Total increase (decrease) in net assets	11,007	(133,582)	(1,773,395)	18,398,573	1,500,066	696,860
Net assets at beginning of year	360,704	494,286	46,883,283	28,484,710	4,594,206	3,897,346
Net assets at end of year	$371,711	$360,704	$45,109,888	$46,883,283	$6,094,272	$4,594,206

[1]	For further information on Institutional Prime Obligations Fund capital share transactions, see note 4 in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	31

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund
Class A
2024	$1.00	$0.047	$(0.047)	$—	$1.00	4.76%	$259,884	0.74%	4.65%	0.74%	4.65%
2023	1.00	0.036	(0.036)	(0.000)[2]	1.00	3.66	248,318	0.75	3.44	0.75	3.44
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.23	388,517	0.34	0.25	0.74	(0.15)
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	298,968	0.09	0.01	0.77	(0.67)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.55	271,822	0.55	0.56	0.77	0.34
Class D
2024	$1.00	$0.048	$(0.048)	$—	$1.00	4.90%	$4,460,545	0.60%	4.80%	0.60%	4.80%
2023	1.00	0.038	(0.038)	(0.000)[2]	1.00	3.81	4,462,517	0.60	3.73	0.60	3.73
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.27	4,545,961	0.28	0.28	0.60	(0.04)
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	4,533,829	0.09	0.01	0.62	(0.52)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.64	3,473,331	0.46	0.63	0.63	0.46
Class P
2024	$1.00	$0.052	$(0.052)	$—	$1.00	5.37%	$3,645,452	0.15%	5.24%	0.20%	5.19%
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.27	2,267,555	0.16	4.20	0.20	4.16
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	1,023,323	0.09	0.42	0.20	0.31
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.03	1,085,102	0.05	0.03	0.22	(0.14)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.95	895,022	0.15	1.19	0.23	1.11
Class T
2024	$1.00	$0.050	$(0.050)	$—	$1.00	5.11%	$28,588	0.40%	5.00%	0.40%	5.00%
2023	1.00	0.040	(0.040)	(0.000)[2]	1.00	4.02	30,920	0.40	3.70	0.40	3.70
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.34	1,371,489	0.21	0.34	0.40	0.15
2021[3]	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	1,260,703	0.08	0.01	0.42	(0.33)
Class U
2024	$1.00	$0.053	$(0.053)	$—	$1.00	5.40%	$3,459,780	0.12%	5.27%	0.20%	5.19%
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.31	2,129,879	0.12	4.22	0.20	4.14
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.47	3,814,197	0.07	0.39	0.20	0.26
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.04	6,394,891	0.06	0.04	0.22	(0.12)
2020	1.00	0.010	(0.010)	(0.000)[2]	1.00	0.98	4,901,273	0.12	0.87	0.23	0.76
Class V
2024	$1.00	$0.051	$(0.051)	$—	$1.00	5.22%	$3,965,846	0.30%	5.09%	0.30%	5.09%
2023	1.00	0.041	(0.041)	(0.000)[2]	1.00	4.12	2,855,341	0.30	4.13	0.30	4.13
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.38	2,028,529	0.16	0.33	0.30	0.19
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	2,137,992	0.09	0.01	0.32	(0.22)
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.82	2,036,167	0.28	0.82	0.33	0.77
Class X
2024	$1.00	$0.053	$(0.053)	$—	$1.00	5.38%	$30,609,048	0.14%	5.25%	0.20%	5.19%
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.29	23,861,790	0.14	4.14	0.20	4.08
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	26,411,134	0.10	0.44	0.22	0.32
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.04	19,999,922	0.09	0.04	0.33	(0.20)
2020	1.00	0.010	(0.010)	(0.000)[2]	1.00	0.96	18,989,990	0.14	0.77	0.23	0.68

The accompanying notes are an integral part of the financial statements.

32	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Government Obligations Fund — (Concluded)
Class Y
2024	$1.00	$0.049	$(0.049)	$—	$1.00	5.06%	$12,263,168	0.45%	4.95%	0.45%	4.95%
2023	1.00	0.039	(0.039)	(0.000)[2]	1.00	3.97	9,763,753	0.45	3.90	0.45	3.90
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.32	9,562,356	0.23	0.31	0.45	0.09
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	9,032,404	0.09	0.01	0.47	(0.37)
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.73	10,137,395	0.37	0.71	0.47	0.61
Class Z
2024	$1.00	$0.052	$(0.052)	$—	$1.00	5.34%	$34,686,884	0.18%	5.21%	0.20%	5.19%
2023	1.00	0.042	(0.042)	(0.000)[2]	1.00	4.25	31,132,635	0.18	4.17	0.20	4.15
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.44	30,621,188	0.11	0.42	0.22	0.31
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.03	20,000,259	0.13	0.03	0.38	(0.22)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.92	20,000,138	0.28	0.91	0.35	0.84

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	33

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Realized and Unrealized Gain (Losses) on Investments	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Institutional Prime Obligations Fund*
Class T
2024	$1.0001	$0.0509	$(0.0509)	$(0.0002)	$(0.0000)[2]	$0.9999	5.20%	$90,174	0.40%	5.09%	0.43%	5.06%
2023	1.0000	0.0415	(0.0415)	0.0001	—	1.0001	4.24	63,596	0.40	4.16	0.44	4.12
2022	1.0000	0.0041	(0.0041)	0.0000[2]	—	1.0000	0.41	63,002	0.25	0.40	0.44	0.21
2021	1.0002	0.0001	(0.0001)	(0.0002)	—	1.0000	(0.01)	64,888	0.16	0.01	0.45	(0.28)
2020	1.0000	0.0088	(0.0088)	0.0002	(0.0000)[2]	1.0002	0.89	64,166	0.38	0.91	0.46	0.83
Class V
2024	$1.0001	$0.0519	$(0.0519)	$(0.0002)	$(0.0000)[2]	$0.9999	5.29%	$66,276	0.30%	5.19%	0.34%	5.15%
2023	1.0000	0.0425	(0.0425)	0.0001	—	1.0001	4.36	82,178	0.30	4.34	0.34	4.30
2022	1.0001	0.0045	(0.0045)	(0.0001)	—	1.0000	0.44	51,313	0.22	0.50	0.34	0.38
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)	45,873	0.16	0.01	0.36	(0.19)
2020	1.0000	0.0096	(0.0096)	0.0003	(0.0000)[2]	1.0003	1.00	27,559	0.30	0.98	0.36	0.92
Class Y
2024	$1.0001	$0.0504	$(0.0504)	$(0.0001)	$(0.0000)[2]	$1.0000	5.14%	$197,770	0.45%	5.04%	0.49%	5.00%
2023	1.0000	0.0410	(0.0410)	0.0001	—	1.0001	4.20	194,075	0.45	4.04	0.49	4.00
2022	1.0001	0.0039	(0.0039)	(0.0001)	—	1.0000	0.38	224,230	0.27	0.38	0.49	0.16
2021	1.0003	0.0001	(0.0001)	(0.0002)	—	1.0001	(0.01)	220,389	0.17	0.01	0.51	(0.33)
2020	1.0001	0.0084	(0.0084)	0.0002	(0.0000)[2]	1.0003	0.86	317,298	0.42	0.87	0.51	0.78
Class Z
2024	$1.0000	$0.0529	$(0.0529)	$(0.0002)	$(0.0000)[2]	$0.9998	5.40%	$864,081	0.20%	5.29%	0.23%	5.26%
2023	0.9999	0.0435	(0.0435)	0.0001	—	1.0000	4.46	1,589,191	0.20	4.40	0.24	4.36
2022	1.0000	0.0052	(0.0052)	(0.0001)	—	0.9999	0.51	927,191	0.13	0.46	0.24	0.35
2021	1.0002	0.0006	(0.0006)	(0.0002)	—	1.0000	0.04	1,092,496	0.11	0.05	0.25	(0.09)
2020	1.0000	0.0111	(0.0111)	0.0002	(0.0000)[2]	1.0002	1.13	659,089	0.15	1.12	0.26	1.01

*	The fund is required to round its current net asset value per share to a minimum of the fourth decimal place.
[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
The accompanying notes are an integral part of the financial statements.

34	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Prime Obligations Fund
Class A
2024	$1.00	$0.048	$(0.048)	$—	$1.00	4.89%	$638,253	0.75%	4.76%	0.76%	4.75%
2023	1.00	0.038	(0.038)	—	1.00	3.88	531,717	0.75	3.94	0.77	3.92
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.29	286,942	0.35	0.25	0.77	(0.17)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	358,250	0.19	0.01	0.79	(0.59)
2020	1.00	0.008	(0.008)	—	1.00	0.75	467,288	0.54	0.75	0.79	0.50
Class T
2024	$1.00	$0.051	$(0.051)	$—	$1.00	5.25%	$4,260	0.40%	5.12%	0.42%	5.10%
2023	1.00	0.042	(0.042)	—	1.00	4.24	4,779	0.40	3.93	0.42	3.91
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.41	1,675,783	0.26	0.43	0.42	0.27
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	1,380,925	0.17	0.01	0.44	(0.26)
2020	1.00	0.009	(0.009)	—	1.00	0.91	7	0.39	0.91	0.40	0.90
Class V
2024	$1.00	$0.052	$(0.052)	$—	$1.00	5.36%	$1,159	0.29%	5.09%	0.31%	5.07%
2023	1.00	0.043	(0.043)	—	1.00	4.35	234	0.30	3.97	0.32	3.95
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	24,518	0.21	0.48	0.32	0.37
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	20,320	0.19	0.01	0.34	(0.14)
2020	1.00	0.010	(0.010)	—	1.00	1.00	29,449	0.30	1.04	0.35	0.99
Class X
2024	$1.00	$0.054	$(0.054)	$—	$1.00	5.53%	$2,011,702	0.14%	5.39%	0.22%	5.31%
2023	1.00	0.044	(0.044)	—	1.00	4.51	2,181,668	0.14	5.25	0.22	5.17
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.53	7,724	0.14	0.31	0.23	0.22
2021	1.00	0.001	(0.001)	—	1.00	0.05	22,506	0.14	0.05	0.24	(0.05)
2020	1.00	0.012	(0.012)	—	1.00	1.15	31,592	0.14	1.60	0.25	1.49
Class Y
2024	$1.00	$0.051	$(0.051)	$—	$1.00	5.20%	$29,653	0.45%	5.08%	0.47%	5.06%
2023	1.00	0.041	(0.041)	—	1.00	4.19	11,558	0.45	4.23	0.47	4.21
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.39	2,928	0.27	0.38	0.47	0.18
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	6,005	0.24	0.01	0.49	(0.24)
2020	1.00	0.009	(0.009)	—	1.00	0.87	1,442,471	0.42	0.82	0.49	0.75
Class Z
2024	$1.00	$0.053	$(0.053)	$—	$1.00	5.46%	$118,015	0.20%	5.33%	0.22%	5.31%
2023	1.00	0.044	(0.044)	—	1.00	4.45	119,250	0.20	4.18	0.22	4.16
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.50	469,483	0.17	0.52	0.23	0.46
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	421,266	0.17	0.02	0.24	(0.05)
2020	1.00	0.011	(0.011)	—	1.00	1.09	573,241	0.20	1.03	0.25	0.98

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	35

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Retail Tax Free Obligations Fund
Class A
2024	$1.00	$0.028	$(0.028)	$(0.000)[2]	$1.00	2.81%	$29,607	0.75%	2.77%	0.88%	2.64%
2023	1.00	0.021	(0.021)	—	1.00	2.12	29,660	0.75	2.07	0.86	1.96
2022	1.00	0.001	(0.001)	(0.000)[2]	1.00	0.09	35,244	0.43	0.08	0.82	(0.31)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	41,394	0.13	0.01	0.84	(0.70)
2020	1.00	0.004	(0.004)	—	1.00	0.41	63,262	0.55	0.34	0.84	0.05
Class T
2024	$1.00	$0.031	$(0.031)	$(0.000)[2]	$1.00	3.18%	$15,349	0.40%	3.12%	0.53%	2.99%
2023	1.00	0.025	(0.025)	—	1.00	2.48	15,874	0.40	2.25	0.50	2.15
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.20	377,950	0.23	0.19	0.48	(0.06)
2021[3]	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	331,979	0.12	0.01	0.50	(0.37)
Class V
2024	$1.00	$0.032	$(0.032)	$(0.000)[2]	$1.00	3.27%	$27	0.30%	3.11%	0.42%	2.99%
2023	1.00	0.026	(0.026)	—	1.00	2.58	9,303	0.30	2.45	0.41	2.34
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.25	4,417	0.15	0.18	0.38	(0.05)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	34,332	0.12	0.01	0.40	(0.27)
2020	1.00	0.007	(0.007)	—	1.00	0.72	13,106	0.29	0.64	0.39	0.54
Class Y
2024	$1.00	$0.031	$(0.031)	$(0.000)[2]	$1.00	3.12%	$20,621	0.45%	3.04%	0.58%	2.91%
2023	1.00	0.024	(0.024)	—	1.00	2.43	12,939	0.45	2.42	0.56	2.31
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.18	15,038	0.25	0.18	0.52	(0.09)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	14,691	0.18	0.01	0.54	(0.35)
2020	1.00	0.006	(0.006)	—	1.00	0.61	384,088	0.40	0.56	0.54	0.42
Class Z
2024	$1.00	$0.033	$(0.033)	$(0.000)[2]	$1.00	3.38%	$306,107	0.20%	3.31%	0.33%	3.18%
2023	1.00	0.027	(0.027)	—	1.00	2.68	292,928	0.20	2.96	0.32	2.84
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.29	61,637	0.16	0.36	0.28	0.24
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	34,986	0.12	0.01	0.29	(0.16)
2020	1.00	0.008	(0.008)	—	1.00	0.81	29,546	0.20	0.93	0.30	0.83

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

36	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund
Class A
2024	$1.00	$0.047	$(0.047)	$(0.000)[2]	$1.00	4.83%	$518,369	0.66%	4.71%	0.66%	4.71%
2023	1.00	0.037	(0.037)	—	1.00	3.73	610,388	0.75	3.92	0.75	3.92
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.24	209,603	0.34	0.26	0.75	(0.15)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	200,750	0.09	0.01	0.77	(0.67)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.55	175,572	0.51	0.51	0.78	0.24
Class D
2024	$1.00	$0.048	$(0.048)	$(0.000)[2]	$1.00	4.89%	$1,865,337	0.60%	4.78%	0.60%	4.78%
2023	1.00	0.038	(0.038)	—	1.00	3.88	1,772,689	0.60	3.82	0.60	3.82
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.29	1,773,929	0.28	0.27	0.60	(0.05)
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	1,968,085	0.09	0.01	0.62	(0.52)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.63	2,028,803	0.43	0.57	0.63	0.37
Class P
2024	$1.00	$0.052	$(0.052)	$(0.000)[2]	$1.00	5.35%	$1,565,527	0.16%	5.23%	0.20%	5.19%
2023	1.00	0.043	(0.043)	—	1.00	4.35	3,407,349	0.15	4.52	0.20	4.47
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.48	1,381,010	0.09	0.33	0.20	0.22
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.03	2,511,825	0.05	0.02	0.22	(0.15)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.94	94,546	0.15	1.45	0.23	1.37
Class T
2024	$1.00	$0.050	$(0.050)	$(0.000)[2]	$1.00	5.10%	$3,116	0.40%	4.99%	0.40%	4.99%
2023	1.00	0.040	(0.040)	—	1.00	4.09	3,027	0.40	3.88	0.40	3.88
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.36	431,310	0.23	0.36	0.40	0.19
2021[3]	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	402,360	0.08	0.01	0.42	(0.33)
Class V
2024	$1.00	$0.051	$(0.051)	$(0.000)[2]	$1.00	5.21%	$1,522,548	0.30%	5.08%	0.30%	5.08%
2023	1.00	0.041	(0.041)	—	1.00	4.20	1,040,844	0.30	4.28	0.30	4.28
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.40	615,390	0.17	0.34	0.30	0.21
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	636,668	0.09	0.01	0.32	(0.22)
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.81	657,474	0.27	0.85	0.33	0.79
Class X
2024	$1.00	$0.052	$(0.052)	$(0.000)[2]	$1.00	5.37%	$15,259,289	0.14%	5.25%	0.20%	5.19%
2023	1.00	0.043	(0.043)	—	1.00	4.36	17,353,040	0.14	4.44	0.20	4.38
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.48	8,609,415	0.10	0.54	0.20	0.44
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.03	6,677,792	0.07	0.03	0.22	(0.12)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.94	7,456,126	0.14	0.69	0.23	0.60
Class Y
2024	$1.00	$0.049	$(0.049)	$(0.000)[2]	$1.00	5.05%	$5,320,429	0.45%	4.93%	0.45%	4.93%
2023	1.00	0.040	(0.040)	—	1.00	4.04	4,333,296	0.45	4.06	0.45	4.06
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.34	2,883,223	0.23	0.32	0.45	0.10
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.01	2,823,404	0.09	0.01	0.47	(0.37)
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.72	3,255,885	0.36	0.66	0.48	0.54

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	37

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
Treasury Obligations Fund — (Concluded)
Class Z
2024	$1.00	$0.052	$(0.052)	$(0.000)[2]	$1.00	5.33%	$19,055,273	0.18%	5.20%	0.20%	5.18%
2023	1.00	0.042	(0.042)	—	1.00	4.32	18,362,650	0.18	4.30	0.20	4.28
2022	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.46	12,580,830	0.12	0.43	0.20	0.35
2021	1.00	0.000[2]	(0.000)[2]	—	1.00	0.02	12,540,215	0.08	0.02	0.23	(0.13)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.91	12,254,555	0.17	0.77	0.23	0.71

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

38	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Financial Highlights

	Net Asset Value Beginning of Period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gains on Investments	Net Asset Value End of Period	Total Return[1]	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)
U.S. Treasury Money Market Fund
Class A
2024	$1.00	$0.046	$(0.046)	$—	$1.00	4.74%	$55,905	0.75%	4.64%	0.76%	4.63%
2023	1.00	0.035	(0.035)	—	1.00	3.59	147,926	0.75	3.77	0.76	3.76
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.16	32,752	0.29	0.13	0.76	(0.34)
2021	1.00	—	—	(0.000)[2]	1.00	0.01	55,228	0.09	0.00	0.79	(0.70)
2020	1.00	0.005	(0.005)	(0.000)[2]	1.00	0.53	37,244	0.53	0.51	0.79	0.25
Class D
2024	$1.00	$0.048	$(0.048)	$—	$1.00	4.90%	$108,230	0.60%	4.78%	0.61%	4.77%
2023	1.00	0.037	(0.037)	—	1.00	3.75	66,682	0.60	3.72	0.61	3.71
2022	1.00	0.002	(0.002)	(0.000)[2]	1.00	0.21	73,142	0.22	0.14	0.61	(0.25)
2021	1.00	—	—	(0.000)[2]	1.00	0.01	89,199	0.09	0.00	0.64	(0.55)
2020	1.00	0.006	(0.006)	(0.000)[2]	1.00	0.61	64,128	0.43	0.48	0.64	0.27
Class T
2024	$1.00	$0.050	$(0.050)	$—	$1.00	5.10%	$17,198	0.40%	4.99%	0.41%	4.98%
2023	1.00	0.039	(0.039)	—	1.00	3.96	17,927	0.40	3.73	0.41	3.72
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.28	83,118	0.22	0.26	0.41	0.07
2021[3]	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	110,639	0.08	0.00	0.43	(0.35)
Class V
2024	$1.00	$0.051	$(0.051)	$—	$1.00	5.21%	$408,786	0.30%	5.09%	0.31%	5.08%
2023	1.00	0.040	(0.040)	—	1.00	4.06	270,658	0.30	4.20	0.31	4.19
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.32	115,480	0.17	0.29	0.31	0.15
2021	1.00	—	—	(0.000)[2]	1.00	0.01	130,210	0.09	0.00	0.33	(0.24)
2020	1.00	0.008	(0.008)	(0.000)[2]	1.00	0.80	94,065	0.28	0.75	0.34	0.69
Class Y
2024	$1.00	$0.049	$(0.049)	$—	$1.00	5.05%	$1,298,658	0.45%	4.94%	0.46%	4.93%
2023	1.00	0.038	(0.038)	—	1.00	3.91	771,124	0.45	3.93	0.46	3.92
2022	1.00	0.003	(0.003)	(0.000)[2]	1.00	0.26	534,323	0.19	0.19	0.46	(0.08)
2021	1.00	—	—	(0.000)[2]	1.00	0.01	710,358	0.09	0.00	0.48	(0.39)
2020	1.00	0.007	(0.007)	(0.000)[2]	1.00	0.70	795,799	0.36	0.66	0.49	0.53
Class Z
2024	$1.00	$0.052	$(0.052)	$—	$1.00	5.31%	$4,205,495	0.20%	5.19%	0.21%	5.18%
2023	1.00	0.041	(0.041)	—	1.00	4.16	3,319,889	0.20	4.12	0.21	4.11
2022	1.00	0.004	(0.004)	(0.000)[2]	1.00	0.37	3,058,531	0.13	0.36	0.21	0.28
2021	1.00	0.000[2]	(0.000)[2]	(0.000)[2]	1.00	0.01	2,967,174	0.08	0.01	0.23	(0.14)
2020	1.00	0.009	(0.009)	(0.000)[2]	1.00	0.88	2,099,174	0.19	0.72	0.24	0.67

[1]	Total return would have been lower had certain expenses not been waived.
[2]	Rounds to zero.
[3]	Commenced operations on September 18, 2020. All ratios for the period have been annualized, except total return.
The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	39

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)

1. Organization
Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds Trust (“FAF” or the “Trust”), which is a member of the First American Family of Funds. FAF was established as a Massachusetts business trust on October 12, 2021. Effective December 22, 2023, First American Funds, Inc., a Minnesota corporation, reorganized into the Trust. FAF is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end investment management company. FAF’s Declaration of Trust permits the board of trustees to create additional funds in the future. U.S. Bancorp Asset Management, Inc. (“USBAM”) is the investment advisor and administrator to each of the funds (the “advisor” and “administrator”) and is a subsidiary of U.S. Bank National Association (“U.S. Bank”). U.S. Bank is a separate entity and wholly owned subsidiary of U.S. Bancorp.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund qualify as “government money market funds” under Rule 2a-7 of the Investment Company Act and seek to maintain a stable net asset value (“NAV”) per share of one dollar. They are generally not subject to the liquidity fees that may apply to other money market funds and the board of trustees has determined not to impose such fees on these funds.
Government Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund offer Class A, Class D, Class T, Class V, Class Y, and Class Z shares. Additionally, Government Obligations Fund and Treasury Obligations Fund offer Class P and Class X shares, and Government Obligations Fund also offers Class U shares.
Retail Prime Obligations Fund and Retail Tax Free Obligations Fund are open to retail investors (“natural persons”) and seek to maintain a stable NAV per share of one dollar. They are subject to the possibility of liquidity fees, as required by Rule 2a-7 of the Investment Company Act. Retail Prime Obligations Fund and Retail Tax Free Obligations Fund offer Class A, Class T, Class V, Class Y, and Class Z shares. Retail Prime Obligations Fund also offers Class X shares.
Institutional Prime Obligations Fund is subject to the possibility of liquidity fees and transacts at a floating NAV that is calculated out to four decimal places, as required by Rule 2a-7 of the Investment Company Act. The fund offers Class T, Class V, Class Y, and Class Z shares.
Each fund’s prospectus provides descriptions of its investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to its servicing or distribution arrangements.
2. Summary of Significant Accounting Policies
The significant accounting policies followed by the funds are as follows:
SECURITY VALUATIONS
Government Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund
Investment securities held are stated at amortized cost (except for investments in other money market funds which are valued at their most current NAV), which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

40	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
As the valuation designee, if the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of trustees. If the difference between the aggregate market value and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds' administrator will notify the funds' board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2024, the differences between the aggregate market value and the aggregate amortized cost of all securities did not exceed 0.25% for any fund on any day of the period.
Institutional Prime Obligations Fund
The fund prices and transacts its shares at a floating NAV, rounded to the fourth decimal place. The NAV per share of each share class of the fund is calculated at 8:00 a.m., 11:00 a.m., and 2:00 p.m. Central Time on each business day that the fund is open. Effective September 3, 2024, the fund calculates the NAV per share of each share class of the fund at 2:00 p.m. Central time on each business day that the fund is open. The fund’s investments for which market quotations are readily available will be valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. If market quotations are not readily available, or if the advisor believes that such quotations do not accurately reflect market prices, the fair value of the fund’s investments will be determined in good faith based upon valuation procedures established by the board of trustees. Short-term debt obligations maturing in sixty days or less may be valued at amortized cost where the advisor believes that it approximates fair value. Shares of other money market funds are valued at their most current NAV.
United States generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 –
Quoted prices in active markets for identical securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 –
Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments).
The fair value levels are not necessarily an indication of the risk associated with investing in these securities. As of August 31, 2024, each fund’s investments were classified as follows:

Fund	Level 1	Level 2	Level 3	Total Fair Value
Government Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$39,836,472	$ —	$39,836,472
U.S. Treasury Debt	—	26,218,661	—	26,218,661
U.S. Government Agency Debt	—	19,696,335	—	19,696,335
U.S. Government Agency Repurchase Agreements	—	7,700,000	—	7,700,000
Investment Companies	900,000	—	—	900,000
Total Investments	$900,000	$93,451,468	$—	$94,351,468

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	41

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)

Fund	Level 1	Level 2	Level 3	Total Fair Value
Institutional Prime Obligations Fund
Other Repurchase Agreements	$ —	$340,000	$ —	$340,000
U.S. Treasury Repurchase Agreements	—	300,286	—	300,286
Financial Company Commercial Paper	—	228,531	—	228,531
Non-Financial Company Commercial Paper	—	129,711	—	129,711
Asset Backed Commercial Paper	—	124,844	—	124,844
Non-Negotiable Time Deposits	—	115,000	—	115,000
Variable Rate Demand Note	—	25,000	—	25,000
Total Investments	$—	$1,263,372	$—	$1,263,372
Retail Prime Obligations Fund
Other Repurchase Agreements	$—	$805,000	$—	$805,000
Financial Company Commercial Paper	—	537,816	—	537,816
U.S. Treasury Repurchase Agreements	—	438,358	—	438,358
Asset Backed Commercial Paper	—	434,983	—	434,983
Non-Negotiable Time Deposits	—	260,000	—	260,000
Non-Financial Company Commercial Paper	—	247,907	—	247,907
Certificates of Deposit	—	121,669	—	121,669
Other Instrument	—	8,986	—	8,986
Total Investments	$—	$2,854,719	$—	$2,854,719
Retail Tax Free Obligations Fund
Variable Rate Demand Notes	$—	$277,280	$—	$277,280
Non-Financial Company Commercial Paper	—	65,677	—	65,677
Other Municipal Securities	—	27,871	—	27,871
Total Investments	$—	$370,828	$—	$370,828
Treasury Obligations Fund
U.S. Treasury Repurchase Agreements	$—	$25,624,884	$—	$25,624,884
U.S. Treasury Debt	—	19,920,825	—	19,920,825
Total Investments	$—	$45,545,709	$—	$45,545,709
U.S. Treasury Money Market Fund
U.S. Treasury Debt	$—	$6,191,770	$—	$6,191,770
Total Investments	$—	$6,191,770	$—	$6,191,770

Refer to each fund’s Schedule of Investments for further security classification.
During the fiscal year ended August 31, 2024, there were no transfers between fair value levels, and the funds’ portfolios did not hold any securities deemed to be Level 3.
ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of trustees as reflecting fair value.

42	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of trustees.
As of and during the fiscal year ended August 31, 2024, the funds did not hold any restricted securities other than securities sold to the funds under Rule 144A and/or Regulation S under the Securities Act. As of August 31, 2024, Institutional Prime Obligations Fund and Retail Prime Obligations Fund had investments in illiquid securities with a total value of $45,000 or 3.7% of total net assets and $90,000 or 3.2% of total net assets, respectively.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization, is recorded on an accrual basis.
DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.
FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Sub-chapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.
As of August 31, 2024, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.
Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise. These reclassifications have no effect on net assets. For the year ended August 31, 2024, no adjustments were made for permanent tax differences.
The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains were recorded by the fund.
The distributions paid during the fiscal years ended August 31, 2024 and August 31, 2023 (adjusted by dividends payable as of August 31, 2024 and August 31, 2023, respectively) were as follows:

	August 31, 2024
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$4,177,886	$ —	$ —	$4,177,886
Institutional Prime Obligations Fund	85,364	—	—	85,364
Retail Prime Obligations Fund	156,302	—	—	156,302
Retail Tax Free Obligations Fund	47	12,260	—	12,307
Treasury Obligations Fund	2,488,465	—	2	2,488,467
U.S. Treasury Money Market Fund	256,901	—	—	256,901

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	43

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)

	August 31, 2023
Fund	Ordinary Income	Tax-Exempt Income	Capital Gain	Total
Government Obligations Fund	$2,719,293	$ —	$ 69	$2,719,362
Institutional Prime Obligations Fund	53,477	—	—	53,477
Retail Prime Obligations Fund	104,175	—	—	104,175
Retail Tax Free Obligations Fund	445	8,414	—	8,859
Treasury Obligations Fund	1,562,630	—	—	1,562,630
U.S. Treasury Money Market Fund	140,521	—	—	140,521

Each fund designates as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits related to net capital gain to zero for the tax year ended August 31, 2024.
As of August 31, 2024, the components of accumulated earnings on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Capital Gains	Accumulated Capital Gains (Losses)	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Government Obligations Fund	$388,367	$ —	$23	$ —	$ —	$388,390
Institutional Prime Obligations Fund	5,513	—	—	—	(151)	5,362
Retail Prime Obligations Fund	12,400	—	—	—	—	12,400
Retail Tax Free Obligations Fund	—	1,036	—	(5)	—	1,031
Treasury Obligations Fund	197,098	—	—	(16)	—	197,082
U.S. Treasury Money Market Fund	26,706	—	—	(80)	—	26,626

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any net capital losses incurred between November 1 and the end of the fiscal year, August 31, 2024. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, August 31, 2024. Institutional Prime Obligations Fund has deferred a qualified late year capital loss which rounds to 0.
The differences between book-basis and tax-basis undistributed/accumulated earnings are primarily due to distributions declared but not paid by August 31, 2024.
Under current law, the funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized under current law will carry forward retaining their classification as either long-term or short-term losses. As of August 31, 2024, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund had indefinite short-term capital loss carryforwards of $5, $16, and $80, respectively. During the fiscal year ended August 31, 2024, U.S. Treasury Money Market Fund utilized $9 of capital loss carryforwards.
REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreement transactions with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund, plus interest, at a rate that is negotiated on the basis of current short-term rates.

44	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
Securities pledged as collateral for repurchase agreement transactions are held by the custodian bank or maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the respective repurchase agreement transaction. Provisions of the repurchase agreements are designed to ensure that the value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited. Retail Tax Free Obligations Fund did not enter into repurchase agreement transactions during the fiscal year ended August 31, 2024.
Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”), each fund may enter into repurchase agreement transactions (and other short-term investments) on a joint basis with certain other funds advised by the advisor.
The table below shows the offsetting assets and liabilities relating to the repurchase agreement transactions shown on the Statements of Assets and Liabilities:

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount[1]
Repurchase Agreements
Government Obligations Fund	$47,536,472	$ —	$47,536,472	$ —	$(47,536,472)	$ —
Institutional Prime Obligations Fund	640,286	—	640,286	—	(640,286)	—
Retail Prime Obligations Fund	1,243,358	—	1,243,358	—	(1,243,358)	—
Treasury Obligations Fund	25,624,884	—	25,624,884	—	(25,624,884)	—

[1]
Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	45

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
The table below shows the remaining contractual maturity of the repurchase agreements:

Remaining Contractual Maturity of the Repurchase Agreements	Overnight and Continuous	Up to 30 Days	31 to 90 Days	Over 91 Days	Total
Government Obligations Fund
U.S. Treasury	$30,436,472	$9,400,000	$—	$ —	$39,836,472
U.S. Government Agency	7,700,000	—	—	—	7,700,000
Total	$38,136,472	$9,400,000	$—	$—	$47,536,472
Institutional Prime Obligations Fund
Other	$275,000	$65,000	$—	$—	$340,000
U.S. Treasury	300,286	—	—	—	300,286
Total	$575,286	$65,000	$—	$—	$640,286
Retail Prime Obligations Fund
Other	$675,000	$40,000	$90,000	$—	$805,000
U.S. Treasury	438,358	—	—	—	438,358
Total	$1,113,358	$40,000	$90,000	$—	$1,243,358
Treasury Obligations Fund
U.S. Treasury	$19,974,884	$5,650,000	$—	$—	$25,624,884
Total	$19,974,884	$5,650,000	$—	$—	$25,624,884

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds. Class-specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class.
INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2024.
USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.
3. Fees and Expenses
INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement, USBAM manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay USBAM a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets.

46	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
The advisor has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2024, so the annual fund operating expenses, after waivers, do not exceed the following amounts:
Share Class

Fund	A	D	P	T	U	V	X	Y	Z
Government Obligations Fund	0.75%	0.60%	0.18%	0.40%	0.12%	0.30%	0.14%	0.45%	0.18%
Institutional Prime Obligations Fund	N/A	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Retail Prime Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	0.14%	0.45%	0.20%
Retail Tax Free Obligations Fund	0.75%	N/A	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%
Treasury Obligations Fund	0.75%	0.60%	0.18%	0.40%	N/A	0.30%	0.14%	0.45%	0.18%
U.S. Treasury Money Market Fund	0.75%	0.60%	N/A	0.40%	N/A	0.30%	N/A	0.45%	0.20%

These contractual waivers and reimbursements will remain in effect through December 31, 2025 and may not be terminated prior to such time without the approval of the funds’ board of trustees. Waivers and reimbursements by the advisor are otherwise voluntary and may be terminated at any time by the advisor.
In order to maintain minimum yields, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed advisory fees of $138 for Retail Tax Free Obligations Fund during the fiscal year ended August 31, 2024.
ADMINISTRATION FEES – USBAM serves as the funds’ administrator pursuant to an administration agreement between USBAM and the funds. U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“USBGFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBGFS and USBAM. USBGFS is a subsidiary of U.S. Bank. Under the administration agreement, USBAM is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.18% of the aggregate average daily Class A share net assets and 0.13% of the aggregate average daily net assets for all other share classes of all funds, up to $8 billion, 0.165% for Class A shares and 0.115% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.15% for Class A shares and 0.10% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.13% for Class A shares and 0.08% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
In order to maintain minimum yields for each fund, or to keep total annual fund operating expenses from exceeding the fund classes expense limitations, USBAM voluntarily waived or reimbursed administration fees of $23,385, $536, $1,802, $342, $15,161, and $341, for Government Obligations Fund, Institutional Prime Obligations Fund, Retail Prime Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2024.
TRANSFER AGENT FEES – USBGFS serves as the funds’ transfer agent pursuant to a transfer agent agreement between USBGFS and the funds. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class, based upon the number of accounts within each fund. In addition to these fees, the funds pay USBGFS each fund’s pro rata share of

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	47

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
an amount equal, on an annual basis, to 0.0008% of the aggregate average daily net assets up to $25 billion, 0.0007% of the aggregate average daily net assets for the next $25 billion, and 0.0005% of the aggregate average daily net assets in excess of $50 billion. The funds may reimburse USBGFS for out-of-pocket expenses incurred in providing transfer agent services.
CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement between U.S. Bank and the funds. Prior to November 1, 2023, each fund paid the custodian its pro rata share of an amount equal, on an annual basis, to 0.0045% of the aggregate average daily market value of all securities and cash held in the funds, up to $25 billion, 0.0040% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0035% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. Starting November 1, 2023, each fund pays the custodian its pro rata share of an amount equal, on an annual basis, to 0.0030% of the aggregate average daily market value of all securities and cash held in the funds up to $25 billion, 0.0025% of the aggregate average daily market value of all securities and cash held in the funds for the next $25 billion, and 0.0020% of the aggregate average daily market value of all securities and cash held in the funds in excess of $50 billion. All fees are computed daily and paid monthly.
Under the custodian agreement, the custodian may charge a fee for any cash overdrafts incurred by a particular fund, which increases that fund’s custodian expenses. For the fiscal year ended August 31, 2024, custodian fees were not increased as a result of any overdrafts.
DISTRIBUTION AND SHAREHOLDER SERVICING (12B - 1) FEES – Quasar Distributors, LLC (“Quasar”), a wholly owned subsidiary of Foreside Distributors, LLC and an indirect subsidiary of Foreside Financial Group, LLC (“Foreside”), serves as distributor of the funds pursuant to a distribution agreement between Quasar and the funds. Under the distribution agreement and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of up to 0.25% and 0.15% of each fund’s average daily net assets attributable to Class A and Class D, respectively. No distribution or shareholder servicing fees are paid to Quasar by any other share class of the funds. These fees are used by Quasar for the primary purpose of reimbursing broker-dealers for their sale of fund shares.
Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of USBAM for the fiscal year ended August 31, 2024:

Fund	Amount
Government Obligations Fund	$6,900
Retail Prime Obligations Fund	1,485
Retail Tax Free Obligations Fund	77
Treasury Obligations Fund	3,425
U.S. Treasury Money Market Fund	377

SHAREHOLDER SERVICING (NON-12B-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with USBAM, under which USBAM has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class T, Class V, and Class Y shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, and Class Y shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class T shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Class V shares.

48	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
Under this shareholder servicing plan and agreement, the following amounts were paid to USBAM for the fiscal year ended August 31, 2024:

Fund	Amount
Government Obligations Fund	$40,270
Institutional Prime Obligations Fund	686
Retail Prime Obligations Fund	1,549
Retail Tax Free Obligations Fund	161
Treasury Obligations Fund	19,986
U.S. Treasury Money Market Fund	3,418

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholders reports, fees and expenses of independent trustees, insurance, and other miscellaneous expenses.
4. Fund Shares for Institutional Prime Obligations Fund
Transactions in fund shares for each class of Institutional Prime Obligations Fund were as follows:

	Sales	Reinvestments of distributions	Redemptions	Net increase (decrease)
Year Ended August 31, 2024
Class T	517,131	—	(490,541)	26,590
Class V	77,538	716	(94,143)	(15,889)
Class Y	842,935	64	(839,275)	3,724
Class Z	4,343,536	1,366	(5,069,829)	(724,927)
Year Ended August 31, 2023
Class T	193,571	—	(192,985)	586
Class V	144,881	165	(114,191)	30,855
Class Y	946,404	56	(976,637)	(30,177)
Class Z	4,211,234	3,437	(3,552,792)	661,879

5. Portfolio Characteristics of Retail Tax Free Obligations Fund
Retail Tax Free Obligations Fund invests in municipal securities. At August 31, 2024, the percentage of portfolio investments by each category was as follows:

Retail Tax Free Obligations Fund
Weekly Variable Rate Demand Notes	67.9%
Daily Variable Rate Demand Notes	6.9
Commercial Paper & Put Bonds	17.7
Other Municipal Notes & Bonds	7.5
100.0%

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	49

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
Retail Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, non-financial company commercial paper, and general obligation bonds. At August 31, 2024, the percentage of total portfolio investments by each revenue source was as follows:

Retail Tax Free Obligations Fund
Revenue Bonds	74.8%
Non-Financial Company Commercial Paper	17.7
General Obligations	7.5
100.0%

6. Indemnifications
The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the funds. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
7. Market Events
Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.
In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.
8. Money Market Reform
In July 2023, the SEC approved amendments (“Amendments”) to the rules that govern the operation of U.S. registered money market funds (“MMFs”). The Amendments became effective on October 2, 2023 with tiered compliance dates. The following is a summary of some key components of the Amendments, as well as information pertaining to certain changes that will impact the funds.
Removal of Redemption Gates and the Tie Between the Weekly Liquid Asset Threshold and Liquidity Fees
Prior to the Amendments taking effect, if a non-government MMF’s weekly liquid assets fell below 30% of its total assets, the board of the MMF, in its discretion, could impose liquidity fees of up to 2% of the value of the shares redeemed and/or suspend redemptions (i.e., impose a “redemption gate”). In addition, if a non-government MMF’s weekly liquid assets fell below 10% of its total assets at the end of any business day, the MMF would have been required to impose a 1% liquidity fee on shareholder redemptions unless the board of the MMF determined that not doing so was in the best interests of the MMF.
The Amendments remove the ability of a MMF to impose a redemption gate, except under extraordinary circumstances as part of a liquidation. The Amendments also remove provisions in the rules governing the operation of MMFs that tied a MMF’s ability to impose liquidity fees to its level of weekly liquid assets. The compliance date for these changes was October 2, 2023.

50	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted)(Continued)
Mandatory Liquidity Fee Framework and Discretionary Liquidity Fees
The Amendments require an institutional prime and institutional tax-exempt MMF to impose a liquidity fee when the MMF experiences daily net redemptions that exceed 5% of net assets based on flow information available within a reasonable period after the last computation of the MMF’s net asset value on that calendar day (or such smaller amount of net redemptions as the board determines), unless those costs are de minimis (i.e., less than 1 basis point). The liquidity fee must be based on a good faith estimate, supported by data, of the costs the MMF would be expected to incur if it sold a pro rata amount of each security in its portfolio to satisfy the amount of the net redemptions. If the costs of selling a pro rata amount of each security in a MMF’s portfolio cannot be estimated in good faith and supported by data, the MMF must impose a default fee of 1%. In consideration of the mandatory liquidity fee requirement, the Institutional Prime Obligations Fund intends to invest solely in securities that are considered daily or weekly liquid assets under Rule 2a-7 under the Investment Company Act (typically maturing in five business days or less or subject to a demand feature that is exercisable within five business days). Although it has no current intention of investing in securities maturing in greater than five business days, the fund may do so in accordance with the requirements of Rule 2a-7.
Additionally, the board of a non-government MMF (i.e., institutional prime and institutional tax-exempt MMFs and retail MMFs) or its delegate may require the MMF to impose a discretionary liquidity fee (not to exceed 2% of the value of the shares redeemed) if it determines that such a fee would be in the best interests of the MMF. A government MMF may opt-in to the discretionary liquidity fee framework, upon notice to the MMF’s shareholders.
The compliance date for the mandatory liquidity fee requirement was October 2, 2024 and the compliance date for the discretionary liquidity fee was April 2, 2024.
Increased Liquidity Thresholds
Prior to the Amendments taking effect, a MMF (other than a tax-exempt MMF) could not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Additionally, prior to the Amendments taking effect, a MMF also could not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
The Amendments increase the required minimum level of daily liquid assets for all MMFs (except tax-exempt MMFs) from 10% to 25%. In addition, the Amendments increase the required minimum level of weekly liquid assets for all MMFs from 30% to 50%. The compliance date for these changes was April 2, 2024.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	51

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted) (Concluded)

Impacts on the First American Funds:

Fund	Designation	Removal of Redemption Gates and Tie Between WLA and Liquidity Fee	Mandatory Liquidity Fee	Discretionary Liquidity Fee	Increased Liquidity Thresholds
Institutional Prime Obligations Fund	Institutional (Prime)	Yes	Yes	Yes	Yes
Retail Prime Obligations Fund	Retail	Yes	No	Yes	Yes
Retail Tax Free Obligations Fund	Retail (Tax Exempt)	Yes	No	Yes	Yes (except Daily Liquid Assets)
Government Obligations Fund	Government	N/A	No	No	Yes
Treasury Obligations Fund	Government	N/A	No	No	Yes
U.S. Treasury Money Market Fund	Government	N/A	No	No	Yes

9. Fund Reorganizations
As described further in note 10 below, at a special meeting of shareholders of First American Funds, Inc., held on December 18, 2023, shareholders approved the reorganizations of each series of First American Funds, Inc. (each series a “Target Fund”) into a corresponding series of First American Funds Trust, a Massachusetts business trust, (each series an “Acquiring Fund”) (the “Reorganizations”). The Reorganizations occurred on December 22, 2023 (the “Closing Date”) and each was treated as a tax-free reorganization for federal income tax purposes. The advisor paid all costs associated with the Reorganizations.
Following the Reorganizations, the performance and financial history of each Target Fund were adopted by the corresponding Acquiring Fund. In connection with the Reorganizations, the shareholders of each Target Fund received shares of the corresponding Acquiring Fund equal in value to the number of shares of the Target Fund they owned on the Closing Date.
The following is a summary of Net Asset Value per share, net assets, and shares outstanding immediately before and after the Reorganizations.

Fund and Class	NAV Per Share Before and After Reorganization	Net Assets Before and After Reorganization	Shares Outstanding Before and After Reorganization
Government Obligations Fund
Class A	$1.00	$270,614	270,613
Class D	1.00	4,069,134	4,069,110
Class P	1.00	2,032,278	2,032,275
Class T	1.00	32,982	32,985
Class U	1.00	2,625,997	2,625,973
Class V	1.00	3,056,373	3,056,356
Class X	1.00	26,196,519	26,196,427
Class Y	$1.00	$10,007,559	10,007,471
Class Z	1.00	29,507,776	29,507,619
Total Fund		$77,799,232	77,798,829

52	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted) (Concluded)

Fund and Class	NAV Per Share Before and After Reorganization	Net Assets Before and After Reorganization	Shares Outstanding Before and After Reorganization
Institutional Prime Obligations Fund
Class T	$1.0002	$89,894	89,894
Class V	1.0002	73,075	73,072
Class Y	1.0002	174,330	174,322
Class Z	1.0001	1,484,477	1,484,576
Total Fund		$1,821,776	1,821,864
Retail Prime Obligations Fund
Class A	$1.00	$604,058	604,059
Class T	1.00	4,201	4,200
Class V	1.00	229	229
Class X	1.00	2,320,098	2,320,099
Class Y	1.00	12,248	12,249
Class Z	1.00	166,290	166,290
Total Fund		$3,107,124	3,107,126
Retail Tax Free Obligations Fund
Class A	$1.00	$28,238	28,236
Class T	1.00	15,873	15,832
Class V	1.00	1,184	1,185
Class Y	1.00	25,034	25,026
Class Z	1.00	304,291	304,320
Total Fund		$374,620	374,599
Treasury Obligations Fund
Class A	$1.00	$547,254	547,257
Class D	1.00	1,772,511	1,772,530
Class P	1.00	2,234,814	2,234,796
Class T	1.00	3,126	3,125
Class V	1.00	1,077,867	1,077,872
Class X	1.00	21,137,307	21,137,310
Class Y	1.00	4,748,569	4,748,597
Class Z	1.00	18,027,051	18,027,104
Total Fund		$49,548,499	49,548,591
U.S. Treasury Money Market Fund
Class A	$1.00	$93,625	93,634
Class D	1.00	101,870	101,871
Class T	1.00	17,811	17,803
Class V	1.00	288,127	288,134
Class Y	1.00	1,281,321	1,281,383
Class Z	1.00	3,286,542	3,286,496
Total Fund		$5,069,296	5,069,321

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	53

Notes to Financial Statements
August 31, 2024 all dollars and shares are rounded to thousands (000 omitted) (Concluded)
10. Report on Special Meeting of Shareholders
A special meeting of shareholders of First American Funds, Inc. was held in the offices of USBAM on December 18, 2023. At the meeting, shareholders approved the Reorganizations described further in note 9 above. The voting results for each series of First American Funds, Inc. is reflected below.

	Government Obligations Fund	Institutional Prime Obligations Fund	Retail Prime Obligations Fund	Retail Tax Free Obligations Fund	Treasury Obligations Fund	U.S. Treasury Money Market Fund
For	48,331,029,024	863,753,897	2,110,070,542	314,154,572	25,251,728,855	1,923,018,005
	or 98.69%	or 99.90%	or 99.27%	or 99.99%	or 95.83%	or 99.55%
Against	219,300,192	74,975	6,794,810	44,381	8,605,563	6,346,176
	or 0.45%	or 0.01%	or 0.32%	or 0.01%	or 0.03%	or 0.33%
Abstain	421,670,917	819,379	8,813,649	0	1,091,186,011	2,352,288
	or 0.86%	or 0.09%	or 0.41%	or 0.00%	or 4.14%	or 0.12%

11. Events Subsequent To Period End
Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2024, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacts the amounts or disclosures in the funds’ financial statements other than previously noted.

54	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

Tax Information
August 31, 2024 (Unaudited)
The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2025 on Form 1099. Please consult your tax advisor for proper treatment of this information.
For the fiscal year ended August 31, 2024 each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the period as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax Exempt Interest	Total Distributions (Tax Basis)[1]
Government Obligations Fund	—%	100.0%	—%	100.0%
Institutional Prime Obligations Fund	—	100.0	—	100.0
Retail Prime Obligations Fund	—	100.0	—	100.0
Retail Tax Free Obligations Fund	—	0.4	99.6	100.0
Treasury Obligations Fund	0.0*	100.0	—	100.0
U.S. Treasury Money Market Fund	—	100.0	—	100.0

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.
*	Rounds to 0.0%.
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Government Obligations Fund	100.0%
Institutional Prime Obligations Fund	98.6
Retail Prime Obligations Fund	97.4
Retail Tax Free Obligations Fund	100.0
Treasury Obligations Fund	100.0
U.S. Treasury Money Market Fund	100.0

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Government Obligations Fund	0.0%
Institutional Prime Obligations Fund	0.1
Retail Prime Obligations Fund	0.0
Retail Tax Free Obligations Fund	0.4
Treasury Obligations Fund	0.0*
U.S. Treasury Money Market Fund	0.0

*	Rounds to 0.0%.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	55

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT
August 31, 2024 (Unaudited)
The Board, which is comprised entirely of independent trustees, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ investment advisory agreement with USBAM (as used in this section, the “Agreement”).
At meetings on May 6, 2024 and June 4, 2024, the Board considered information relating to the Agreement. In advance of the meetings, the Board received materials relating to the Agreement and had the opportunity to ask questions and request further information in connection with its consideration. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to the meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
Although the Agreement relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of USBAM’s services to each Fund, (2) the investment performance of each Fund, (3) the comparative expense information, including an analysis of USBAM’s cost of providing services and the profitability of USBAM related to the Funds, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to USBAM through its relationship with the Funds.
At the May 6, 2024 and June 4, 2024 meetings and before approving the Agreement, the independent trustees met in executive session with their independent counsel to consider the materials provided by USBAM and the terms of the Agreement. The Board considered the data provided by USBAM and concluded that sufficient information had been provided to allow them to evaluate the terms of the Agreement and each Fund’s investment advisory fee. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund and approved the Agreement through June 30, 2025. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund and individual trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. In reaching its conclusion, the Board considered the following:
Nature, Quality and Extent of Investment Advisory Services
The Board examined the nature, quality and extent of the services provided by USBAM to each Fund. The Board reviewed USBAM’s key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, USBAM has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that USBAM’s duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the Investment Company Act, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered USBAM’s representation that the services provided by USBAM under the Agreement are the type of services customarily provided by investment advisers in the fund industry. The Board also considered compliance reports about USBAM and the Funds’ service providers from the Funds’ Chief Compliance Officer.
Based on the foregoing, the Board concluded that each Fund benefits from the nature, quality and extent of the services provided by USBAM under the Agreement.

56	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT
August 31, 2024 (Unaudited)(Continued)
Investment Performance of the Funds
The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) for the one-, three- and five-year periods ended February 29, 2024. With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each Fund, other than Retail Prime Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class X shares provides more meaningful information for the Board’s consideration of the Agreement because it is the Fund’s largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of investment performance would not differ materially if another share class were selected for comparative purposes.
The Board considered USBAM’s assertion that investment performance should be focused on a Fund’s gross-of-expenses performance as compared to the peer group’s performance universe median since performance gross-of-expenses more accurately reflects the pure investment performance of USBAM’s portfolio managers, supported by traders and the credit research team, as they are responsible for managing the Fund’s assets and are not responsible for the pricing of the Fund’s various share classes. Additionally, with respect to the net-of-expenses performance information, the Board considered USBAM’s assertion that it is important to note that each Fund’s peer group performance universe includes comparable funds with multiple share classes and pricing structures. Because of this, the Board noted that there will be more significant variation in returns on a net-of-expenses basis that is not truly reflective of the market for a particular share class (in this case, each Fund’s Class Z shares except for Retail Prime Obligations Fund). For these reasons, the Board considered USBAM’s assertion that the net-of-expenses performance comparison is not as meaningful as the gross-of-expenses performance comparison for purposes of the Board’s assessment of a Fund’s investment performance.
GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund outperformed its performance universe median for the one-year period, trailed the median by one basis point for the three-year period, and was at the median for the five-year period on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median for the one-year period and underperformed its performance universe median for the three- and five-year periods on a gross-of-expenses basis. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board considered that while the Fund underperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis and for the one-year period on a net-of-expenses basis, it outperformed its performance universe median for each of the three- and five-year periods on a net-of-expenses basis. The Board noted that the Fund’s underperformance was generally attributable to the structuring of the Fund’s portfolio to emphasize liquidity targets and fund metrics that accounted for potential excess outflows, which has had a negative impact on fund performance relative to its performance universe median. The Board considered that while negatively impacting performance, the Fund’s high liquidity structure provides flexibility in addressing regulatory reforms impacting the Fund and other institutional prime money market funds. In light of these considerations, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	57

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT
August 31, 2024 (Unaudited)(Continued)
TREASURY OBLIGATIONS FUND. The Board considered that the Fund outperformed its performance universe median over the one-, three- and five-year periods on a gross-of-expenses basis and outperformed its performance universe median on a net-of-expense basis for the same periods. In light of these considerations, particularly the Fund’s outperformance of the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
RETAIL TAX FREE OBLIGATIONS FUND. The Board considered that the Fund’s performance was equal to that of its performance universe median for the one-year period and the Fund underperformed its performance universe median for the three- and five-year periods on a gross-of-expenses basis. The Board further considered that the Fund outperformed its performance universe median on a net-of-expenses basis for the same periods. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund underperformed its performance universe median for each of the one-, three- and five-year periods on a gross-of-expenses basis. The Board further considered that the Fund outperformed its performance universe median for the one-year period, was at the median for the three-year period, and outperformed the median for the five-year period on a net-of-expenses basis. In light of these considerations, particularly the Fund’s competitive performance against the performance universe median on a net of expenses basis, the Board concluded that it would be in the best interest of the Fund and its shareholders to renew the Agreement.
Fees and Expenses of the Funds
The Board reviewed the fees paid to USBAM and the other expenses borne by each Fund, as applicable. The independent consultant provided comparative data in regard to the fees and expenses of each Fund and comparable funds.
With respect to the comparative information provided by the independent data service, the Board considered USBAM’s assertion that with regard to each fund, other than Retail Prime Obligations Fund and Retail Tax Free Obligations Fund, the comparative data for Class Z shares provides meaningful information for the Board’s consideration of the Agreement because it is the largest share class based on assets. With regard to Retail Prime Obligations Fund, the Board considered USBAM’s assertion that the comparative data for Class X shares provides more meaningful information for the Board’s consideration of the Agreement because it is the Funds’ largest share class based on assets. The Board further considered USBAM’s assertion that the analysis of the cost of services would not differ materially if another share class were selected for comparative purposes.
The Board considered USBAM’s assertion that the costs of services should be primarily focused on a Fund’s total expense ratio after waivers as compared to the expense group median total expense ratio after waivers. The Board considered that this is because funds within an expense group may have very different expense categories (e.g., advisory, administrative, shareholder servicing, etc.), and fees associated with such categories, that comprise a fund’s total expense ratio. The Board also considered USBAM’s assertion that because money market funds are highly commoditized, and it is relatively easy for investors to move from one fund to another, the need to remain competitive on overall costs of services is critical. The Board noted that, generally, money market funds, including the Funds, use a combination of contractual and voluntary expense waivers and reimbursements to enable a fund to remain competitive within the particular market served by each fund share class.
The Board further considered that although the Funds do not have advisory fee breakpoints in place, USBAM is committed to capping each Fund’s investment advisory fee to the extent necessary to keep the Fund’s total expenses at levels generally in line with its peer group.
GOVERNMENT OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median and the advisory fee after waivers is

58	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT
August 31, 2024 (Unaudited)(Continued)
equal to the applicable peer group median advisory fee after waivers. The Board also considered that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
RETAIL PRIME OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is twelve basis points lower than the peer group median and the advisory fee after waivers is ten basis points lower than the applicable peer group median. The Board further considered that the Fund’s total expense ratio after waivers is nineteen basis points lower than the peer group median total expense ratio after waivers. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
INSTITUTIONAL PRIME OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median and its advisory fee after waivers is equal to the applicable peer group median. The Board also considered that the Fund’s total expense ratio after waivers is two basis points higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
TREASURY OBLIGATIONS FUND. The Board considered that the Fund’s contractual advisory fee is five basis points lower than the applicable peer group median, and the advisory fee after waivers is one basis point lower than the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point lower than the applicable peer group median, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
RETAIL TAX FREE OBLIGATIONS FUND. The Board noted that the Fund’s contractual advisory fee is nine basis points lower than the applicable peer group median and its advisory fee after waivers is eight basis points lower than the peer group median. The Board further noted that the Fund’s total expense ratio after waivers is one basis point lower than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board noted that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
U.S. TREASURY MONEY MARKET FUND. The Board considered that the Fund’s contractual advisory fee is equal to the applicable peer group median and its advisory fee after waivers is equal to the applicable peer group median. The Board noted that the Fund’s total expense ratio after waivers is one basis point higher than the peer group median total expense ratio after waivers, which is in line with its peer group. The Board considered that the Fund also had contractual fee caps in place for each share class. In light of the competitiveness of the Fund’s advisory fee and total expense ratio after waivers against the expense group median, the Board concluded that the Fund’s advisory fee is fair.
Costs of Services and Profits Realized by USBAM
The Board reviewed USBAM’s costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board considered the profitability of USBAM and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisers. The Board reviewed advisory fees for private accounts managed by USBAM.

FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION	59

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT
August 31, 2024 (Unaudited) (Concluded)
Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and the Board evaluated each Fund’s total expense ratio after waivers compared to the median total expense ratio after waivers of comparable funds. In connection with its review of Fund fees and expenses, the Board considered USBAM’s pricing philosophy, whereby USBAM attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a its competitive expense group or universe for that share class. The Board also noted that USBAM has agreed to voluntarily waive fees and reimburse expenses as needed to prevent each Fund’s yield on any share class from falling below 0.00%.
The Board noted that USBAM’s profitability generated from the relationship with each Fund is generally impacted by shifts in USBAM’s net revenue and expenses associated with the services provided to the Funds. The Board considered that, historically, the interest rate cycle has had the most significant impact on USBAM’s profitability. As such, given the cyclical nature of interest rates, the Board considered that USBAM would expect to continue to see shifts in profitability in future years.
Economies of Scale in Providing Investment Advisory Services
The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by USBAM, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, USBAM has committed to waive advisory fees to the extent necessary to prevent each Fund’s yield on any share class from falling below 0.00% and to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. In light of USBAM’s commitment to keep total Fund expenses competitive, the Board concluded that it would be in the best interest of each Fund and its shareholders to renew the Agreement.
Other Benefits to USBAM
In evaluating the benefits that accrue to USBAM through its relationship with the Funds, the Board noted that USBAM and certain of its affiliates serve the Funds in various capacities, including as investment adviser, administrator, transfer agent, and custodian and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by USBAM or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

60	FIRST AMERICAN FUNDS ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

First American Funds
800 Nicollet Mall
BC-MN-17TR
Minneapolis, MN 55402
This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds Trust. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR	CUSTODIAN	INDEPENDENT REGISTERED
U.S. Bancorp Asset	U.S. Bank National Association	PUBLIC ACCOUNTING FIRM
Management, Inc.	1555 RiverCenter Drive	Ernst & Young LLP
800 Nicollet Mall	Suite 302	700 Nicollet Mall
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53212	Suite 500
Minneapolis, Minnesota 55402
ADMINISTRATOR	DISTRIBUTOR
U.S. Bancorp Asset	Quasar Distributors, LLC	COUNSEL
Management, Inc.	Three Canal Plaza	Ropes & Gray LLP
800 Nicollet Mall	Suite 100	191 North Wacker Drive
Minneapolis, Minnesota 55402	Portland, Maine 04101	Chicago, Illinois 60606

TRANSFER AGENT
U.S. Bank Global
Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.3863 or visit FirstAmericanFunds.com.
0089-24 10/2024   AR MONEY

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements and Financial Highlights included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Not applicable.

(a)(3)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are filed as exhibits hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds Trust

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	October 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James D. Palmer
James D. Palmer
President

Date:	October 29, 2024

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer